As filed with the Securities and Exchange Commission on November 24, 2025

Registration No. 33-___________

(Investment Company Act Registration No. 811-07319)

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. ____	☐

Fidelity Covington Trust

(Exact Name of Registrant as Specified in Charter)

Registrant’s Telephone Number (617) 563-7000

245 Summer St., Boston, MA 02210

(Address Of Principal Executive Offices)

Nicole Macarchuk, Secretary and Chief Legal Officer

245 Summer Street

Boston, MA 02210

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective under the Securities Act of 1933.

The Registrant has registered an indefinite amount of securities under the Securities Act of 1933 pursuant to Section 24(f) under the Investment Company Act of 1940; accordingly, no fee is payable herewith because of reliance upon Section 24(f).

It is proposed that this filing will become effective on December 24, 2025, pursuant to Rule 488.

FIDELITY® U.S. LOW VOLATILITY EQUITY FUND
A SERIES OF
FIDELITY SUMMER STREET TRUST
245 SUMMER STREET, BOSTON, MASSACHUSETTS 02210
1-800-544-8544
NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
To the Shareholders of the above fund:
NOTICE IS HEREBY GIVEN that a Special Meeting of Shareholders (the Meeting) of Fidelity® U.S. Low Volatility Equity Fund will be held on March 10, 2026, at 8:00 a.m. Eastern Time (ET). The purpose of the Meeting is to consider and act upon the following proposal, and to transact such other business as may properly come before the Meeting or any adjournments thereof.
(1)
To approve an Agreement and Plan of Reorganization and Liquidation providing for the reorganization of Fidelity® U.S. Low Volatility Equity Fund into Fidelity® Low Volatility Factor ETF.
The Board of Trustees has fixed the close of business on January 12, 2026 as the record date for the determination of the shareholders of Fidelity® U.S. Low Volatility Equity Fund entitled to notice of, and to vote at, such Meeting and any adjournments thereof.
By order of the Board of Trustees,
NICOLE MACARCHUK, Secretary
January 12, 2026

Your vote is important – please vote your shares promptly.
The Meeting will be held in a virtual format only. Shareholders are invited to attend the Meeting by means of remote audio communication. You will not be able to attend the Meeting in person. To participate in the Meeting, you must register at https://viewproxy.com/fidelityfunds/broadridgevsm/. You will be required to enter your name, an email address, and the control number found on your proxy card or notice you previously received. If you have lost or misplaced your control number, call Fidelity at 1-800-544-8544 to verify your identity and obtain your control number. Requests for registration must be received no later than 5:00 p.m. ET on Monday, March 9, 2026. Once your registration is approved, you will receive an email confirming your registration with an event link and optional dial-in information to attend the Meeting. A separate email will follow containing a password to enter at the event link in order to access the Meeting. You may vote during the Meeting at www.proxyvote.com/proxy. You will need your control number to vote.
Questions from shareholders to be considered at a Meeting must be submitted no later than 8:00 a.m. ET on Monday, March 9, 2026. to Broadridge at https://viewproxy.com/fidelityfunds/broadridgevsm/.
Shareholders whose shares are held by a broker, bank or other nominee must first obtain a “legal proxy” from the applicable nominee/record holder, who will then provide the shareholder with a newly-issued control number. We note that obtaining a legal proxy may take several days. Requests for registration should be received no later than 5:00 p.m. ET on Monday, March 9, 2026. Once shareholders have obtained a new control number, they must visit [https://viewproxy.com/fidelityfunds/broadridgevsm/] and submit their name and newly issued control number in order to register to participate in and vote at the Meeting.
Any shareholder who does not expect to virtually attend the Meeting is urged to vote using the touch-tone telephone or internet voting instructions that follow or by indicating voting instructions on the enclosed proxy card, dating and signing it, and returning it in the envelope provided, which needs no postage if mailed in the United States. In order to avoid unnecessary expense, we ask for your cooperation in responding promptly, no matter how large or small your holdings may be. If you wish to wait until the Meeting to vote your shares, you will need to follow the instructions available on the Meeting’s website during the Meeting in order to do so.

INSTRUCTIONS FOR EXECUTING PROXY CARD
The following general rules for executing proxy cards may be of assistance to you and help avoid the time and expense involved in validating your vote if you fail to execute your proxy card properly.
1.	Individual Accounts: Your name should be signed exactly as it appears in the registration on the proxy card.
2.	Joint Accounts: Either party may sign, but the name of the party signing should conform exactly to a name shown in the registration.
3.
All other accounts should show the capacity of the individual signing. This can be shown either in the form of the account registration itself or by the individual executing the proxy card. For example:

		REGISTRATION	VALID SIGNATURE
A.	1)	ABC Corp.	John Smith, Treasurer
	2)	ABC Corp.	John Smith, Treasurer
		c/o John Smith, Treasurer
B.	1)	ABC Corp. Profit Sharing Plan	Ann B. Collins, Trustee
	2)	ABC Trust	Ann B. Collins, Trustee
	3)	Ann B. Collins, Trustee	Ann B. Collins, Trustee
		u/t/d 12/28/78
C.	1)	Anthony B. Craft, Cust.	Anthony B. Craft
		f/b/o Anthony B. Craft, Jr.
		UGMA

INSTRUCTIONS FOR VOTING BY TOUCH-TONE TELEPHONE OR THROUGH THE INTERNET
1.	Read the proxy statement, and have your proxy card handy.
2.	Call the toll-free number or visit the web site indicated on your proxy card.
3.	Enter the number found in the box on the front of your proxy card.
4.	Follow the recorded or on-line instructions to cast your vote up until 11:59 p.m. ET on March 9, 2026.

SUBJECT TO COMPLETION
The information in this combined proxy statement and prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This combined proxy statement and prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.
FIDELITY® U.S. LOW VOLATILITY EQUITY FUND
A SERIES OF
FIDELITY SUMMER STREET TRUST
FIDELITY® LOW VOLATILITY FACTOR ETF
A SERIES OF
FIDELITY COVINGTON TRUST
245 SUMMER STREET, BOSTON, MASSACHUSETTS 02210
1-800-544-8544 (Mutual Fund)
1-800-FIDELITY (ETF)
PROXY STATEMENT AND PROSPECTUS
JANUARY 12, 2026
This combined Proxy Statement and Prospectus (Proxy Statement) is furnished to shareholders of Fidelity® U.S. Low Volatility Equity Fund (the Target Fund), a series of Fidelity Summer Street Trust (the trust), in connection with a solicitation of proxies made by, and on behalf of, the trust’s Board of Trustees to be used at the Special Meeting of Shareholders of the Target Fund and at any adjournments thereof (the Meeting), to be held on March 10, 2026 at 8:00 a.m. Eastern Time (ET).
The Board of Trustees and Fidelity Management & Research Company LLC (FMR or the Adviser), the Target Fund’s manager, have determined that the Meeting will be held in a virtual format only. The Meeting will be accessible solely by means of remote audio communication. You will not be able to attend the Meeting in person. This Proxy Statement and the accompanying proxy card are first being mailed on or about January 12, 2026.
As more fully described in the Proxy Statement, shareholders of the Target Fund are being asked to consider and vote on an Agreement and Plan of Reorganization and Liquidation (the Agreement) relating to the proposed acquisition of the Target Fund by Fidelity® Low Volatility Factor ETF (the Acquiring Fund and together with the Target Fund, the funds), an ETF that is a series of Fidelity Covington Trust. The transaction contemplated by the Agreement is referred to as the “Reorganization.”
Subject to shareholder approval, the Reorganization is currently scheduled to take place as of the close of business of the New York Stock Exchange (the NYSE) on May 8, 2026, or such other time and date as the parties may agree (the Closing Date). If shareholder approval of the Agreement cannot be achieved, the Board of Trustees has approved a Plan of Liquidation and Dissolution for the Target Fund and the fund would liquidate on or about June 26, 2026.
The Acquiring Fund is a diversified series of Fidelity Covington Trust, an open-end management investment company registered with the Securities and Exchange Commission (the SEC). The Acquiring Fund seeks to provide investment returns that correspond, before fees and expenses, generally to the performance of the Fidelity U.S. Low Volatility Factor IndexSM. The Acquiring Fund’s sub-adviser, Geode Capital Management, LLC (Geode) normally invests at least 80% of its assets in securities included in the Fidelity U.S. Low Volatility Factor IndexSM which is designed to reflect the performance of stocks of large and mid-capitalization U.S. companies with lower volatility than the broader market.
The principal business address of FMR, the Target Fund’s and the Acquiring Fund’s investment adviser, is 245 Summer Street, Boston, Massachusetts 02210. FMR Investment Management (UK) Limited (FMR UK), at 25 Cannon Street, London, EC4M 5SB, United Kingdom; Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), at Floor 19, 41 Connaught Road Central, Hong Kong; and Fidelity Management & Research (Japan) Limited (FMR Japan), at Kamiyacho Prime Place, 1-17, Toranomon-4-Chome, Minato-ku, Tokyo, Japan are sub-advisers to the Target Fund.
As of December 31, 2024, FMR UK had approximately $15.1 billion in discretionary assets under management. As of December 31, 2024, FMR H.K. had approximately $29.2 billion in discretionary assets under management. As of March 31, 2025, FMR Japan had approximately $2.8 billion in discretionary assets under management. Geode, at 100 Summer Street, 12th Floor, Boston, Massachusetts 02110, serves as a sub-adviser for the Acquiring Fund. As of December 31, 2024, Geode had approximately $1.3 trillion in discretionary assets under management. The principal business address of Fidelity Distributors Corporation (FDC), the Target Fund’s and the Acquiring Fund’s principal underwriter and distribution agent, is 900 Salem Street, Smithfield, Rhode Island 02917.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC, NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROXY STATEMENT AND PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
This solicitation is being made primarily by the mailing of this Proxy Statement and the accompanying proxy card on or about January 12, 2026. For more detailed information about the solicitation with respect to the proposal, please refer to the “Voting Information” section of this Proxy Statement. The Proxy Statement sets forth concisely the information about the Reorganization and the Acquiring Fund that shareholders should know before voting on the proposed Reorganization. Please read it carefully and keep it for future reference.
The following documents have been filed with the SEC and are incorporated into this Proxy Statement by reference, which means they are part of this Proxy Statement for legal purposes:
(i)	the Statement of Additional Information dated January 12, 2026, relating to this Proxy Statement;
(ii)	the Prospectus for Fidelity® Low Volatility Factor ETF dated November 29, 2025, as supplemented November 29, 2025;
(iii)	the Statement of Additional Information for Fidelity® Low Volatility Factor ETF dated November 29, 2025;
(iv)	the Form N-CSR for Fidelity® Low Volatility Factor ETF dated July 31, 2025;
(v)	the Prospectus for Fidelity® U.S. Low Volatility Equity Fund dated June 28, 2025, as supplemented September 18, 2025;
(vi)	the Statement of Additional Information for Fidelity® U.S. Low Volatility Equity Fund dated June 28, 2025; and
(vii) the Form N-CSR for Fidelity® U.S. Low Volatility Equity Fund dated April 30, 2025;
An investment in the funds is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the funds.
For a free copy of the funds’ current Prospectuses, Statements of Additional Information, and/or Form N-CSR, call Fidelity at 1-800-544-8544 (Mutual Fund) or 1-800-FIDELITY (ETF), visit Fidelity’s web site at www.fidelity.com, or write to Fidelity Distributors Company LLC at 900 Salem Street, Smithfield, Rhode Island 02917.
Fidelity Summer Street Trust and Fidelity Covington Trust are subject to the informational requirements of the Securities and Exchange Act of 1934, as amended. Accordingly, each must file proxy material, reports, and other information with the SEC. You can review and copy such information from the EDGAR database on the SEC’s web site at http://www.sec.gov. You can also obtain copies of such information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the SEC’s Public Reference Room, Office of Consumer Affairs and Information Services, Washington, DC 20549. You may obtain information on the operation of the SEC’s Public Reference Room by calling the SEC at 1-202-551-8090.

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SYNOPSIS
The following is a summary of certain information contained elsewhere in this Proxy Statement, in the Agreement, and/or in the Prospectuses and Statements of Additional Information of the Target Fund and the Acquiring Fund, which are incorporated herein by reference. Shareholders should read the entire Proxy Statement and the Prospectus of the Acquiring Fund carefully for more complete information.
What proposal am I being asked to vote on?
As more fully described in the section entitled “The Proposed Transaction” below, shareholders of the Target Fund are being asked to approve the Agreement relating to the proposed acquisition of the Target Fund by the Acquiring Fund. Subject to shareholder approval, all of the assets and liabilities of the Target Fund will be transferred to the Acquiring Fund in exchange for shares of the Acquiring Fund equal to the Target Fund’s net asset value (NAV). The Target Fund will distribute to its shareholders the portion of shares of the Acquiring Fund to which the shareholder is entitled (and shareholders may receive cash in lieu of fractional shares). Shares of the Acquiring Fund will be transferred to each shareholder’s brokerage account. If a shareholder does not have a brokerage account, Target Fund shares may be converted to cash, less any fees and expenses your intermediary may charge (subject to applicable federal or state laws concerning unclaimed property). After shares of the Acquiring Fund are distributed to the Target Fund’s shareholders, the Target Fund will be completely liquidated and dissolved. As a result of the Reorganization, you will cease to be a shareholder of the Target Fund and will become a shareholder of the Acquiring Fund. Subject to shareholder approval, the Reorganization is currently scheduled to take place as of the close of business of the NYSE on the Closing Date.
Shareholders of record as of the close of business on January 12, 2026, will be entitled to vote at the Meeting.
For more information, please refer to the section entitled “The Proposed Transaction – Agreement and Plan of Reorganization and Liquidation.”
What are the differences between an ETF and a mutual fund?
ETFs are structurally different from mutual funds in several important aspects:

ETF	Mutual Fund
Individual investors buy or sell shares of an ETF on the secondary market through an exchange	Investors or their intermediaries buy or sell shares directly from the mutual fund
Buy and sell orders are processed throughout the day and reflect real time market prices on an exchange	Buy and sell orders are processed once a day using the day’s ending NAV

As a result of these structural differences, there are certain benefits associated with an ETF structure, such as secondary market liquidity and increased transparency. The Acquiring Fund will disclose its full holdings on a daily basis, while the Target Fund does not provide daily holdings transparency. There are, however, certain risks associated with an ETF structure, including the risk that shares of an ETF will trade at market prices that are above (premium) or below (discount) NAV, or that an ETF’s “authorized participants” will not engage in creation or redemption transactions which could cause the Acquiring Fund’s shares to trade at a discount to NAV and possibly face trading halts and/or delisting. For additional information about ETF-specific risks associated with an investment in the Acquiring Fund, please refer to the section entitled “Comparison of Principal Risk Factors.”
Has the Board of Trustees approved the Reorganization?
Yes. The Target Fund’s Board of Trustees has carefully reviewed the proposal and approved the Agreement and the Reorganization. The Board of Trustees unanimously recommends that shareholders vote in favor of the Reorganization by approving the Agreement.
What are the reasons for the Reorganization?
The Board of Trustees considered the following factors, among others, in determining to recommend that shareholders vote in favor of the Reorganization by approving the Agreement:
•
The Reorganization will permit shareholders of the Target Fund to pursue a similar investment focus in an ETF structure, which provides multiple benefits for shareholders, including lower expenses, increased tax efficiency, intraday trading, and full daily holdings transparency.

•	Target Fund shareholders are also expected to benefit from the Acquiring Fund’s greater assets and better relative performance.
•	Based on the pro forma expense data, Target Fund shareholders are expected to benefit from an expense reduction of approximately 55 basis points.

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•	The Reorganization will qualify as a tax-free reorganization for federal income tax purposes (although cash received as part of the Reorganization may be taxable).
For more information, please refer to the section entitled “The Proposed Transaction – Reasons for the Reorganization.”
How will you determine the number of shares of the Acquiring Fund that I will receive?
Upon completion of the Reorganization, each shareholder of the Target Fund will receive the number of shares of the Acquiring Fund and, in some cases, cash, equal in value to the aggregate net asset value of the shares of the Target Fund the shareholder owned on the Closing Date.
For more information, please refer to the section entitled “The Proposed Transaction – Agreement and Plan of Reorganization and Liquidation.”
Is the Reorganization considered a taxable event for federal income tax purposes?
The Reorganization will be a tax-free reorganization for federal income tax purposes. As part of the Reorganization, some shareholders may receive cash in redemption of fractional shares, which may be a taxable event for applicable shareholders.
Different tax considerations apply to you if your investment is liquidated and the cash value of your Target Fund shares is returned to you, if you hold your Target Fund shares through an account that cannot hold the Acquiring Fund shares at the time of the Reorganization, or if your Target Fund shares are transferred by your broker or financial intermediary to a different investment option because you did not hold your Target Fund shares through an account that can accept shares of the Acquiring Fund on the Closing Date of the Reorganization.
Shareholders who hold shares through an account that cannot hold shares of an ETF at the time of the Reorganization will have their investments liquidated and may receive cash, which may be a taxable event for shareholders.
Capital gains from securities sales by the Target Fund prior to the Reorganization may be distributed by the Target Fund prior to the Reorganization or by the Acquiring Fund after the Reorganization.
Shareholders who do not want or cannot hold ETF shares may redeem out of the Target Fund or exchange their Target Fund shares for shares of another fund. A redemption or exchange of fund shares would generally be a taxable event for shareholders holding shares in taxable accounts.
For more information, please refer to the section entitled “The Proposed Transaction – Federal Income Tax Considerations.”
What types of shareholder accounts can receive shares of an ETF as part of the Reorganization?
If you hold your Target Fund shares in an account that permits you to purchase securities traded on U.S. stock exchanges, such as ETFs or other types of stocks, you are eligible to receive shares of the ETF in the Reorganization. No further action is needed by you.
What types of shareholder accounts cannot receive shares of an ETF as part of the Reorganization?
The following account types cannot hold ETFs:
•
If you hold your Target Fund shares in an account with a financial intermediary that only allows you to hold shares of mutual funds in the account, you will need to contact your broker or financial intermediary to transfer your shares to an existing or new brokerage account that permits investment in ETF shares.

If you do nothing, you will not receive shares of the ETF and your position will be liquidated at the time of the Reorganization and you will receive a cash distribution equal in value to the NAV of your Target Fund shares on the Closing Date less any fees and expenses your intermediary may charge. This event may be taxable. To prevent a taxable event, please contact your broker or financial intermediary to transfer your shares to an existing or new brokerage account.
Please note: If your account number with Fidelity Investments begins with 2aa through 2zz, your account cannot hold shares of an ETF. Please contact your broker or call 1-800-544-8544.
•
If you hold your Target Fund shares through an IRA or employer sponsored group retirement plan that does not have the ability to hold shares of ETFs, you will need to redeem your shares prior to the Reorganization, or your broker or intermediary may transfer your investment in the Target Fund to a different investment option prior to the time of the Reorganization.

If you are unsure about the ability of your account to accept shares of an ETF, please contact your broker or financial intermediary.
How do I transfer my Target Fund shares to a brokerage account that will accept ETF shares?
The broker where you hold your Target Fund shares should be able to assist you in transferring your shares to a brokerage account that can accept shares of an ETF.

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We suggest you provide your broker with a copy of your most recent shareholder statement. Your broker will require your account number, which can be found on your statement. Your broker will help you complete a form to initiate the transfer. Once you sign that form, your broker will submit the form to the Target Fund’s transfer agent directly, and the shares will be transferred into your brokerage account. The sooner you initiate the transfer, the better.
If you don’t have a brokerage account or a relationship with a brokerage firm, you will need to open an account with a brokerage firm.
What if I do not want to own shares of an ETF?
If you do not want to receive shares of the ETF in connection with the Reorganization, you can exchange your Target Fund shares for shares of another Fidelity mutual fund that is not participating in a reorganization into an ETF or redeem your fund shares. Prior to doing so, however, you should consider the tax consequences associated with either action. Exchange or redemption of your Target Fund shares may be a taxable event if you hold your shares in a taxable account.
The last date to redeem your Target Fund shares or exchange Target Fund shares of another Fidelity mutual fund prior to the Reorganization is May 7, 2026.
Can I continue to purchase shares of the Target Fund before the Reorganization takes place?
Effective as of the close of business on October 3, 2025, new positions in the Target Fund may no longer be opened. Shareholders of the Target Fund on that date may continue to add to their fund positions existing on that date. Investors who did not own shares of the Target Fund on October 3, 2025 generally will not be allowed to buy shares of the Target Fund except that new Target Fund positions may be opened: 1) by participants in most group employer retirement plans (and their successor plans) if the Target Fund had been established (or was in the process of being established) as an investment option under the plans (or under another plan sponsored by the same employer) by October 3, 2025, 2) for accounts managed on a discretionary basis by certain registered investment advisers that have discretionary assets of at least $500 million invested in mutual funds and have included the Target Fund in their discretionary account program since October 3, 2025, 3) by a mutual fund or a qualified tuition program for which FMR or an affiliate serves as investment manager, 4) by a portfolio manager of the Target Fund, and 5) by a fee deferral plan offered to trustees of certain Fidelity funds, if the Target Fund is an investment option under the plan, 6) by a fee deferral plan offered to trustees of certain Fidelity funds, if the Target Fund is an investment option under the plan, 7) by qualified intermediaries to facilitate in-kind redemption activity when deemed by the Adviser to be in the best interests of the fund, and 8) by certain asset pools associated with an organization that already offers a qualifying fund as an investment option in its retirement plan(s). These restrictions generally will apply to investments made directly with Fidelity and investments made through intermediaries. Investors may be required to demonstrate eligibility to buy shares of the Target Fund before an investment is accepted.
If the Agreement is approved by the Target Fund shareholders, effective as of the close of business on May 1, 2026, new positions in the Target Fund may no longer be opened. Existing shareholders may continue to hold their shares and purchase additional shares through the reinvestment of dividend and capital gain distributions until the Reorganization takes place.
How do the funds’ investment objectives, strategies, policies, and limitations compare?
The funds share a similar investment focus on U.S. companies with low volatility characteristics but differ in their investment approach. The Target Fund is actively managed and compares its performance to the MSCI USA Minimum Volatility Index, whereas the Acquiring Fund is passively managed by Geode to track the performance of the Fidelity U.S. Low Volatility Factor Index. The following table compares the investment objectives and principal investment strategies of the Target Fund and Acquiring Fund:

The Target Fund	The Acquiring Fund
Investment Objective (is non-fundamental and may be changed without shareholder approval)	Investment Objective (is non-fundamental and may be changed without shareholder approval)
The fund seeks long-term growth of capital.	The fund seeks to provide investment returns that correspond, before fees and expenses, generally to the performance of the Fidelity U.S. Low Volatility Factor IndexSM.
Principal Investment Strategies	Principal Investment Strategies
The Adviser normally invests at least 80% of the fund’s assets in U.S. equity securities.	Geode normally invests at least 80% of the fund’s assets in securities included in the Fidelity U.S. Low Volatility Factor IndexSM.

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The Target Fund	The Acquiring Fund
Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Equity securities include common stocks (including depositary receipts evidencing ownership of common stock), preferred stocks and other preferred securities, convertible securities, rights and warrants, and other securities, such as hybrid securities and trust preferred securities, believed to have equity-like characteristics.
The Adviser considers a number of factors to determine whether an issuer is located in or tied economically to a particular country or region including: whether a third-party vendor has assigned a particular country or region classification to the issuer or included the issuer in an index representative of a particular country or region; the issuer’s domicile, incorporation, and location of assets; whether the issuer derives at least 50% of its revenues from, or has at least 50% of its assets in, a particular country or region; the source of government guarantees (if any); and the primary trading market or listing exchange. Whether an issuer is located in or tied economically to a particular country can be determined under any of these factors.
Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund’s 80% policy, consistent with the fund’s investment policies and limitations with respect to investments in derivatives.

The Fidelity U.S. Low Volatility Factor Index SM is designed to reflect the performance of stocks of large and mid-capitalization U.S. companies with lower volatility than the broader market.
The universe of stocks for consideration in the index, which is intended to reflect the broader equity market, consists of the largest 1,000 U.S. stocks based on market capitalization and certain liquidity and investability requirements.
The Fidelity U.S. Low Volatility Factor IndexSM is constructed using Fidelity’s rules-based proprietary index methodology. Stocks are ranked within each sector and given a composite score based on three measures of volatility: low volatility of returns, low beta (a measure of market sensitivity), and low earnings volatility. Within each sector, composite scores are adjusted based on market capitalization.
Stocks with the highest composite scores within each sector are identified for inclusion in the index. Each sector is neutral-weighted relative to the broader equity market. Within each sector, each stock is weighted based on its market capitalization in the broader equity market plus an overweight adjustment that is equal for all constituents within that sector.
The index is rebalanced semi-annually. FPS is the index provider. FPS is an affiliated person of the Adviser.
Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund’s 80% policy, consistent with the fund’s investment policies and limitations with respect to investments in derivatives.
The fund primarily utilizes replication, however, the fund may not always hold all of the same securities as the Fidelity U.S. Low Volatility Factor IndexSM. Geode may use statistical sampling techniques to attempt to replicate the returns of the index. Statistical sampling techniques attempt to match the investment characteristics of the index and the fund by taking into account such factors as capitalization, industry exposures, fundamental characteristics, and liquidity.
The fund may not track the index because differences between the index and the fund’s portfolio can cause differences in performance. In addition, expenses, transaction costs, and differences between how and when the fund and the index are valued can cause differences in performance.

The Adviser employs a strategy that combines fundamental stock selection and quantitative risk management techniques focused on reducing absolute portfolio risk in an effort to produce returns in excess of the Russell 3000 ® Index over a full market cycle (generally five to eight years) but with lower absolute volatility. The portfolio construction process begins with an investable universe of equity securities and then employs optimization routines and a risk model to build a portfolio with lower predicted risk.
No corresponding principal strategy.

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The Target Fund	The Acquiring Fund
The Adviser is not constrained by any particular investment style. At any given time, the Adviser may tend to buy “growth” stocks or “value” stocks, or a combination of both types.	No corresponding principal strategy.
No corresponding principal strategy	The fund may lend securities to broker-dealers or other institutions to earn income.
No corresponding principal strategy.
The fund may invest more than 25% of its total assets in securities of issuers in a particular industry or group of industries to approximately the same extent that the fund’s index concentrates in the securities of issuers in a particular industry or group of industries.

For a comparison of the principal risks associated with the funds’ principal investment strategies, please refer to the section entitled “Comparison of Principal Risk Factors.”
Although the funds have substantially similar fundamental investment policies and limitations, there are some differences of which you should be aware. The following summarizes the fundamental investment policy and limitation differences between the Target Fund and the Acquiring Fund:

The Target Fund	The Acquiring Fund
Fundamental policies and limitations (subject to change only with shareholder approval)	Fundamental policies and limitations (subject to change only with shareholder approval)
Senior Securities The fund may not issue senior securities, except as permitted under the Investment Company Act of 1940.
Senior Securities
The fund may not issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940.

Concentration
The fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund’s total assets would be invested in the securities of companies whose principal business activities are in the same industry.

Concentration
The fund may invest more than 25% of its total assets in securities of issuers in a particular industry or group of industries to approximately the same extent that the fund’s index concentrates in the securities of issuers in a particular industry or group of industries.

Except as noted above, the funds have the same fundamental investment policies and limitations. The funds have the same non-fundamental investment policies and limitations.
For more information about the funds’ investment objectives, strategies, policies, and limitations, please refer to the “Investment Details” section of the funds’ Prospectuses, and to the “Investment Policies and Limitations” section of the funds’ Statements of Additional Information, each of which is incorporated herein by reference.
Following the Reorganization, the combined fund will be managed in accordance with the investment objective, strategies, policies, and limitations of the Acquiring Fund.
How do the funds’ management and distribution arrangements compare?
The following summarizes the management and distribution arrangements of the Target Fund and the Acquiring Fund:
Management of the Funds
The introductory section to this Proxy Statement provides the principal business address of FMR, each fund’s investment adviser, and FMR UK, FMR H.K., and FMR Japan, sub-advisers to the Target Fund, and Geode, sub-adviser to the Acquiring Fund.
As the manager of the Target Fund, FMR has overall responsibility for directing the fund’s investments and handling the business affairs. As the manager of the Acquiring Fund, FMR is responsible for handling the fund’s business affairs. As of December 31, 2024, FMR had approximately $4.7 trillion in discretionary assets under management, and approximately $5.9 trillion when combined with all of its affiliates’ assets under management.

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As the sub-adviser for the Acquiring Fund, Geode chooses the fund’s investments and places orders to buy and sell the fund’s investments.
FMR will continue serving as manager and Geode will continue serving as sub-adviser of the combined fund after the Reorganization.
Zach Dewhirst is Portfolio Manager of the Target Fund, which he has managed since 2019. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Dewhirst has worked as team leader of the Quantitative Equity Research Team at FIAM and portfolio manager.
Louis Bottari is Senior Portfolio Manager of the Acquiring Fund, which he has managed since 2016. He also manages other funds. Since joining Geode in 2008, Mr. Bottari has worked as an assistant portfolio manager, portfolio manager, and senior portfolio manager.
Peter Matthew is Senior Portfolio Manager of the Acquiring Fund, which he has managed since 2016. He also manages other funds. Since joining Geode in 2007, Mr. Matthew has worked as a senior operations associate, portfolio manager assistant, assistant portfolio manager, portfolio manager, and senior portfolio manager.
Navid Sohrabi is Senior Portfolio Manager of the Acquiring Fund, which he has managed since 2019. He also manages other funds. Since joining Geode in 2019, Mr. Sohrabi has worked as a portfolio manager and senior portfolio manager.
Robert Regan is Portfolio Manager of the Acquiring Fund, which he has managed since 2016. He also manages other funds. Since joining Geode in 2016, Mr. Regan has worked as a portfolio manager.
Payal Gupta is Portfolio Manager of the Acquiring Fund, which she has managed since 2019. She also manages other funds. Since joining Geode in 2019, Ms. Gupta has worked as a portfolio manager.
For information about the compensation of, any other accounts managed by, and any fund shares held by a fund’s portfolio manager(s), please refer to the “Management Contract(s)” section of the funds’ Statements of Additional Information, each of which is incorporated herein by reference.
From time to time, a manager, analyst, or other Fidelity employee may express views regarding a particular company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
Each fund has entered into a management contract with FMR, pursuant to which FMR furnishes investment advisory and other services.
The Target Fund pays a management fee to the Adviser. The management fee is calculated and paid to the Adviser every month. When determining the Target Fund’s management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Target Fund’s monthly average net assets reach a certain level.
The annual management fee rate for the Target Fund is the lesser of (1) the Target Fund’s mandate rate reduced by the Target Fund’s discount rate (if applicable) or (2) 0.59%.
One-twelfth of the management fee rate for the Target Fund is applied to the average net assets of the Target Fund for the month, giving a dollar amount which is the management fee for the Target Fund for that month.
The Acquiring Fund pays a management fee to the Adviser. The management fee is calculated and paid to the Adviser every month. The Adviser pays all of the other expenses of the Acquiring Fund with limited exceptions.
The annual management fee rate is 0.15% of the Acquiring Fund’s average net assets.
The basis for the Board of Trustees approving the management contract and sub-advisory agreements for the Target Fund is available in the fund’s Form N-CSRS for the fiscal period ended October 31, 2024.
The basis for the Board of Trustees approving the management contract and sub-advisory agreement for the Acquiring Fund is available in the fund’s Form N-CSR for the fiscal period ended July 31, 2025.
From time to time, the Adviser or its affiliates may agree to reimburse or waive certain fund expenses while retaining the ability to be repaid if expenses fall below the specified limit prior to the end of the fiscal year.
Reimbursement or waiver arrangements can decrease expenses and boost performance.

9

For more information about fund management, please refer to the “Fund Management” section of the funds’ Prospectuses, and to the “Control of Investment Advisers” and “Management Contract(s)” sections of the funds’ Statements of Additional Information, each of which is incorporated herein by reference.
Expense Limitation and Reimbursement Arrangements
FMR has contractually agreed to reimburse the Target Fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund’s securities lending program, if applicable), as a percentage of its average net assets, exceed 0.70% (the Expense Cap). If at any time during the current fiscal year expenses for the Target Fund fall below the Expense Cap, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Cap. This arrangement will remain in effect through August 31, 2026. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.
For more information about the funds’ fees and operating expenses, please refer to the funds’ Prospectuses, each of which is incorporated herein by reference, and to the “Annual Fund Operating Expenses” below.
Distribution of Fund Shares
Each Fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (1940 Act) with respect to its shares that recognizes that the Adviser may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of shares and/or shareholder support services. The Adviser, directly or through FDC, may pay significant amounts to intermediaries that provide those services. Currently, the Board of Trustees of each fund has authorized such payments for shares of the fund.
The Distribution and Service Plan for the Acquiring Fund is substantially the same as the Distribution and Service Plan for the Target Fund.
For more information about fund distribution, please refer to the “Fund Distribution” section of the funds’ Prospectuses, and to the “Distribution Services” section of the funds’ Statements of Additional Information, each of which is incorporated herein by reference.
How do the funds’ fees and operating expenses compare, and what are the combined fund’s fees and operating expenses estimated to be following the Reorganization?
The following tables allow you to compare the fees and expenses of each fund and to analyze the pro forma estimated fees and expenses of the combined fund.
Annual Fund Operating Expenses
The following tables show the fees and expenses of the Target Fund and the Acquiring Fund for the 12 months ended July 31, 2025, and the pro forma estimated fees and expenses of the combined fund based on the same time period after giving effect to the Reorganization. Annual fund operating expenses are paid by each fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
As shown below, the Reorganization is expected to result in lower total annual operating expenses for shareholders of the Target Fund

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Shareholder Fees (fees paid directly from your investment)
None
Annual Fund Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Target Fund	Acquiring Fund	Acquiring Fund Pro forma Combined
Management Fee	0.57%	0.15%	0.15%
Distribution and/or Service (12b-1) Fees	None	None	None
Other Expenses	0.25%	0.00%	0.00%
Total Annual Operating Expenses	0.82%	0.15%	0.15%
Fee Waiver and/or Expense Reimbursement	0.12% A	0.00%	0.00%
Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.70%	0.15%	0.15%

A
Fidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund’s securities lending program, if applicable), as a percentage of its average net assets, exceed 0.70% (the Expense Cap). If at any time during the current fiscal year expenses for the fund fall below the Expense Cap, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Cap. This arrangement will remain in effect through August 31, 2026. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.

Examples of Effect of Fund Expenses
The following table illustrates the expenses on a hypothetical $10,000 investment in each fund under the current and pro forma (combined fund) expenses calculated at the rates stated above, assuming a 5% annual return after giving effect to the Reorganization. The table illustrates how much a shareholder would pay in total expenses if the shareholder sells all of his or her shares at the end of each time period indicated.

	Target Fund	Acquiring Fund	Acquiring Fund Pro forma Combined
1 year	$72	$15	$15
3 years	$ 246	$48	$48
5 years	$ 439	$85	$85
10 years	$ 998	$ 192	$ 192

These examples assume that all dividends and other distributions are reinvested and that the percentage amounts listed under Annual Fund Operating Expenses remain the same in the years shown. These examples illustrate the effect of expenses, but are not meant to suggest actual or expected expenses, which may vary. The assumed return of 5% is not a prediction of, and does not represent, actual or expected performance of any fund.
Do the procedures for purchasing and redeeming shares of the funds differ?
The Target Fund and Acquiring Fund have different procedures for purchasing and redeeming shares, which are summarized below.
Target Fund
In connection with seeking shareholder approval of the Agreement, effective as of the close of business on October 3, 2025, new positions in the Target Fund may no longer be opened. Shareholders of the Target Fund on that date may continue to add to their fund positions existing on that date. Investors who did not own shares of the Target Fund on October 3, 2025, generally will not be allowed to buy shares of the Target Fund except that new Target Fund positions may be opened: 1) by participants in most group employer retirement plans (and their successor plans) if a qualifying fund is already established as an investment option under the plans (or under another plan sponsored by the same employer) 2) by participants in a 401(a) plan covered by a master record keeping services agreement between Fidelity and a national federation of employers that included a qualifying fund as a core investment option, 3) for accounts managed on a discretionary basis by certain registered investment advisers that have discretionary assets of at least $500 million invested in mutual funds and already included the Target Fund in their discretionary account program, 4) by a mutual fund or a qualified tuition program for which Fidelity serves as investment manager, 5) by a portfolio manager of the Target Fund, 6) by a fee deferral plan offered to trustees of certain Fidelity funds, if the Target Fund is an investment option under the plan, 7) by qualified intermediaries to facilitate in-kind redemption activity when deemed by the Adviser to be in the best interests of the fund, and 8) by certain asset pools associated with an organization that already offers a qualifying fund as an investment option in its retirement plan(s). These restrictions generally will apply to investments made directly with Fidelity and investments made through intermediaries. Investors may be required to demonstrate eligibility to buy shares of the Target Fund before an investment is accepted.

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Effective after the close of business on May 1, 2026, new positions in the Target Fund may no longer be opened. Existing shareholders may continue to hold their shares and purchase additional shares through the reinvestment of dividend and capital gain distributions until the Target Fund’s Reorganization or liquidation, as applicable, takes place. All dates may change if the closing date of the Reorganization changes. Effective dates are as of close of business.
An investor may purchase shares of the Target Fund through a Fidelity ® brokerage or mutual fund account, through a retirement account, or through an investment professional.
For more information about the procedures for purchasing and redeeming the Target Fund’s shares, please refer to the “Additional Information about the Purchase and Sale of Shares” section of the Target Fund’s Prospectus, and to the “Buying, Selling, and Exchanging Information” section of the Target Fund’s Statement of Additional Information, each of which is incorporated herein by reference.
Acquiring Fund
Shares of the Acquiring Fund are listed and traded on an exchange, and individual fund shares may only be bought and sold in the secondary market through a broker. The Acquiring Fund does not impose any minimum investment for shares of the Acquiring Fund purchased on an exchange. These transactions are made at market prices that may vary throughout the day and may be greater than the Acquiring Fund’s NAV (premium) or less than the Acquiring Fund’s NAV (discount). As a result, you may pay more than NAV when you purchase shares, and receive less than NAV when you sell shares, in the secondary market. If you buy or sell shares in the secondary market, you will generally incur customary brokerage commissions and charges. Due to such commissions and charges, frequent trading may detract significantly from investment returns.
The Acquiring Fund is designed to offer investors an equity investment that can be bought and sold frequently in the secondary market without impact on the fund, and such trading activity is critical to ensuring that the market price of fund shares remains at or close to NAV. Accordingly, the Board of Trustees of the Acquiring Fund has not adopted policies and procedures designed to discourage excessive or short-term trading by these investors.
Shares can be purchased and redeemed directly from the Acquiring Fund at NAV only by Authorized Participants in large increments called “Creation Units.” The Acquiring Fund accommodates frequent purchases and redemptions of Creation Units by Authorized Participants and does not place a limit on purchases or redemptions of Creation Units by these investors. The Acquiring Fund reserves the right but does not have the obligation, to reject any purchase transaction at any time. In addition, the Acquiring Fund reserves the right to impose restrictions on disruptive, excessive, or short-term trading.
For more information about the procedures for purchasing and redeeming shares of the Acquiring Fund, please refer to the “Additional Information about the Purchase and Sale of Shares” section of the Acquiring Fund’s Prospectus, and to the “Buying and Selling Information” section of the Acquiring Fund’s Statement of Additional Information, each of which is incorporated herein by reference.
Do the funds’ exchange privileges differ?
The Target Fund and Acquiring Fund have different exchange privileges.
Target Fund shareholders have the privilege of exchanging shares for shares of other Fidelity® funds.
Shareholders of the Acquiring Fund do not have the privilege of exchanging shares for shares of other Fidelity® funds because shares are listed and traded on an exchange, and individual fund shares may only be bought and sold in the secondary market through a broker.
For more information about the funds’ exchange privileges, please refer to the “Additional Information about the Purchase and Sale of Shares” section of the funds’ Prospectuses, and to the “Buying, Selling, and Exchanging Information” section of the Target Fund’s Statement of Additional Information and the “Buying and Selling Information” section of the Acquiring Fund’s Statement of Additional Information, each of which is incorporated herein by reference.
Do the funds’ dividend and distribution policies differ?
The Target Fund and Acquiring Fund have different dividend and distribution policies.
The funds normally pay dividends and capital gain distributions per the table below:

	Dividends Paid	Capital Gains Paid
Target Fund	June, December	June, December
Acquiring Fund	March, June, September, December	December

If the Reorganization is approved, the dividend and distribution policies of the combined fund will be the same as the dividend and distribution policies of the Acquiring Fund.

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On or before the Closing Date, the Target Fund may declare additional dividends or other distributions of its net income and/or net realized capital gains.
For more information about the funds’ dividend and distribution policies, please refer to the “Dividends and Capital Gain Distributions” section of the funds’ Prospectuses and the “Distributions and Taxes” section of the funds’ Statements of Additional Information, each of which is incorporated herein by reference.
Who bears the expenses associated with the Reorganization?
FMR will bear a portion of the one-time administrative costs associated with the Reorganization. Any transaction costs associated with portfolio adjustments to the Target Fund due to the Reorganization that occur prior to the Closing Date will be borne by the Target Fund. Any transaction costs associated with portfolio adjustments to the Acquiring Fund due to the Reorganization that occur after the Closing Date and any additional merger-related costs attributable to the Acquiring Fund that occur after the Closing Date will be borne by the Acquiring Fund.
For more information, please refer to the section entitled “Voting Information – Solicitation of Proxies; Expenses.”
COMPARISON OF PRINCIPAL RISK FACTORS
The following is a summary of the principal risks associated with an investment in the funds. Because the funds have different principal investment strategies as described above, the funds are also subject to some different investment risks, of which you should be aware.
Risks Associated with an Investment in the Funds
Many factors affect each fund’s performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes and environmental disasters, may significantly affect a fund’s investment performance. A fund’s share price or NAV changes daily based on changes in market conditions and interest rates and in response to other economic, political, or financial developments. A fund’s reaction to these developments will be affected by the types of securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund’s level of investment in the securities of that issuer. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money by investing in a fund.
The following factors can significantly affect a fund’s performance.
The following table indicates the same or similar principal risks associated with an investment in the funds:

The Target Fund	The Acquiring Fund
Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.

Stock Market Volatility. Stock markets, and, as a result, stock market indexes, are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.

Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security’s or instrument’s value or result in delays in recovering securities and/or capital from a counterparty.

Low Volatility Strategy. Although the fund’s fundamental stock selection and quantitative screening risk management techniques are designed to identify stocks with lower volatility than the broader market, there is no guarantee that these techniques or the fund’s low volatility strategy will be successful. There is a risk that the fund may experience more than low volatility.

Low Volatility Strategy. Although the fund’s underlying index uses a rules-based proprietary index methodology that is designed to identify stocks with lower volatility than the broader market, there is no guarantee that this methodology or the fund’s low volatility strategy will be successful. There is a risk that the fund may experience more volatility than desired or than the market as a whole. In addition, the securities selected for the index may underperform higher volatility securities.

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Additional risks associated with an investment in the Target Fund
The Target Fund is subject to the following principal risks, which are not principal risks generally associated with an investment in the Acquiring Fund:
Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
“Growth” Investing. “Growth” stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
“Value” Investing. “Value” stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
Additional risks associated with an investment in the Acquiring Fund
The Acquiring Fund is subject to the following principal risks, which are not principal risks generally associated with an investment in the Target Fund:
Fluctuation of Net Asset Value and Share Price. The net asset value per share (NAV) of the fund will generally fluctuate with changes in the market value of the fund’s holdings. The fund’s shares can be bought and sold in the secondary market at market prices. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for the fund’s shares may result in the fund’s shares trading significantly above (at a premium) or below (at a discount) to NAV.
Given the nature of the relevant markets for certain of the fund’s securities, shares may trade at a larger premium or discount to the NAV than shares of other ETFs.
In addition, in stressed market conditions or periods of market disruption or volatility, the market for shares may become less liquid in response to deteriorating liquidity in the markets for the fund’s underlying portfolio holdings.
Correlation to Index. The performance of the fund and its underlying index may vary somewhat due to factors such as fees and expenses of the fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on the fund and its shareholders.
Passive Management Risk. The fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the fund’s index or of the actual securities included in the index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the fund’s performance could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers.
The fund may be concentrated to approximately the same extent that the fund’s index concentrates in the securities of issuers in a particular industry or group of industries.
Trading Issues. There can be no assurance that an active trading market will be maintained. Market makers and Authorized Participants are not obligated to make a market in the fund’s shares or to submit purchase and redemption orders for creation units. Decisions by market makers or Authorized Participants to reduce their role with respect to market making or creation and redemption activities during times of market stress, or a decline in the number of Authorized Participants due to decisions to exit the business, bankruptcy, or other factors, could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying value of the fund’s portfolio securities and the market price of fund shares. In addition, trading may be halted, for example, due to market conditions.
Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
Securities Lending Risk. Securities lending involves the risk that the borrower may fail to return the securities loaned in a timely manner or at all. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral.
For more information about the principal risks associated with an investment in the funds, please refer to the “Investment Details” section of the funds’ Prospectuses, and to the “Investment Policies and Limitations” section of the funds’ Statements of Additional Information, each of which is incorporated herein by reference.

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How do the funds compare in terms of their performance?
The following information is intended to help you understand the risks of investing in the funds.
The information illustrates the changes in the performance of the fund’s shares from year to year and compares the performance of the fund’s shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund’s investment strategies. Index descriptions appear in the “Additional Index Information” section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.
Visit www.fidelity.com for more recent performance information.
Fidelity U.S. Low Volatility Equity Fund (Target Fund)
Year-by-Year Returns

2020
2021
2022
2023
2024
3.83%
17.73%
-10.37%
6.38%
14.33%
20%
10%
0%
-10%
-20%

During the periods shown in the chart:	*Returns*	*Quarter ended*
Highest Quarter Return	*14.88%*	*June 30, 2020*
Lowest Quarter Return	*-19.04%*	*March 31, 2020*
Year-to-Date Return	*6.65%*	*September 30, 2025*

15

Average Annual Returns
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2024	Past 1 year	Past 5 years	Life of fund
Fidelity® U.S. Low Volatility Equity Fund
Return Before Taxes	14.33%	5.91%	6.59%A
Return After Taxes on Distributions	13.46%	5.11%	5.79%A
Return After Taxes on Distributions and Sale of Fund Shares	8.92%	4.51%	5.06%A
MSCI USA Minimum Volatility Index (reflects no deduction for fees, expenses, or taxes)	15.99%	8.16%	8.82%
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)	23.81%	13.86%	14.57%

A From November 5, 2019.
Fidelity Low Volatility Factor ETF (Acquiring Fund)
Year-by-Year Returns

2017 2018 2019 2020 2021 2022 2023 2024
19.96% 0.54% 30.45% 12.43% 23.78% -10.38% 16.29% 16.09%
40%
30%
20%
10%
0%
-10%
-20%

During the periods shown in the chart:	*Returns*	*Quarter ended*
Highest Quarter Return	*17.68%*	*June 30, 2020*
Lowest Quarter Return	*-18.86%*	*March 31, 2020*
Year-to-Date Return	*10.00%*	*September 30, 2025*

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Average Annual Returns
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2024	Past 1 year	Past 5 years	Life of fund
Fidelity® Low Volatility Factor ETF
Return Before Taxes	16.09%	10.98%	12.81%A
Return After Taxes on Distributions	15.69%	10.60%	12.39%A
Distributions and Sale of Fund Shares	9.79%	8.67%	10.47%A
Fidelity U.S. Low Volatility Factor IndexSM (reflects no deduction for fees, expenses, or taxes)	16.27%	11.26%	13.08%
Russell 1000® Index (reflects no deduction for fees, expenses, or taxes)	24.51%	14.28%	14.59%

A From September 12, 2016.

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THE PROPOSED TRANSACTION
TO APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION AND LIQUIDATION BETWEEN FIDELITY® U.S. LOW VOLATILITY EQUITY FUND AND FIDELITY® LOW VOLATILITY FACTOR ETF.
Agreement and Plan of Reorganization and Liquidation
The terms and conditions under which the proposed transaction may be consummated are set forth in the Agreement. Significant provisions of the Agreement are summarized below; however, this summary is qualified in its entirety by reference to the Agreement, a copy of which is attached as Exhibit 1 to this Proxy Statement.
The Agreement contemplates (a) the Acquiring Fund acquiring as of the Closing Date all of the assets of the Target Fund (excluding assets having a value equal to cash to be distributed in accordance with the Agreement) in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of the Target Fund’s liabilities; (b) the distribution of shares of the Acquiring Fund to the shareholders of the Target Fund as provided for in the Agreement (shareholders may receive cash in lieu of fractional Acquiring Fund shares); and (c) the distribution of cash to shareholders of the Target Fund who do not hold Target Fund shares through a brokerage account that can accept Acquiring Fund shares (and for which no account has been established to receive such shares).
The value of Target Fund assets to be acquired by the Acquiring Fund and the amount of its liabilities to be assumed by the Acquiring Fund will be determined as of the close of business of the NYSE on the Closing Date, using the valuation procedures set forth in the Target Fund’s then-current Prospectus and Statement of Additional Information. The net asset value of a share of the Acquiring Fund will be determined as of the same time using the valuation procedures set forth in the Target Fund’s then-current Prospectus and Statement of Additional Information.
As of the Closing Date, the Acquiring Fund will deliver to the Target Fund, and the Target Fund will distribute to its shareholders of record, shares of the Acquiring Fund and, in some cases, cash so that each Target Fund shareholder will receive the number of shares of the Acquiring Fund and, in some cases, cash equal in value to the aggregate net asset value of shares of the Target Fund held by such shareholder on the Closing Date; the Target Fund will be liquidated as soon as practicable thereafter. Each Target Fund shareholder’s account shall be credited with the respective pro rata number of shares of the Acquiring Fund due that shareholder (shareholders may receive cash in lieu of fractional shares, which may be a taxable event). Shareholders of the Target Fund who do not hold Target Fund shares through a brokerage account that can accept Acquiring Fund shares (and for which no account has been established to receive such shares) may receive cash in connection with the Reorganization, and that cash payment may be a taxable event. Capital gains from securities sales by the Target Fund prior to the Reorganization may be distributed by the Target Fund prior to the Reorganization or by the Acquiring Fund after the Reorganization.
Any transfer taxes payable upon issuance of shares of the Acquiring Fund in a name other than that of the registered holder of the shares on the books of the Target Fund as of that time shall be paid by the person to whom such shares are to be issued as a condition of such transfer. Any reporting responsibility of the Target Fund is and will continue to be its responsibility up to and including the Closing Date and such later date on which the Target Fund is liquidated.
FMR will bear a portion of the one-time administrative costs associated with the Reorganization, including professional fees, expenses associated with the filing of registration statements, and the cost of soliciting proxies for the Meeting, which will consist principally of printing and mailing prospectuses and the Proxy Statement, together with the cost of any supplementary solicitation. The Target Fund will bear its applicable administrative costs associated with the Reorganization above those borne by FMR.
All of the current investments of the Target Fund may be held by the Acquiring Fund. Nevertheless, if shareholders approve the Reorganization, FMR may sell certain securities held by the Target Fund and purchase other securities. Any transaction costs associated with portfolio adjustments to the Target Fund and the Acquiring Fund due to the Reorganization that occur prior to the Closing Date will be borne by the Target Fund and the Acquiring Fund, respectively. Any transaction costs associated with portfolio adjustments to the Acquiring Fund due to the Reorganization that occur after the Closing Date and any additional merger-related costs attributable to the Acquiring Fund that occur after the Closing Date will be borne by the Acquiring Fund. The funds may recognize a taxable gain or loss on the disposition of securities pursuant to these portfolio adjustments.
The consummation of the Reorganization is subject to a number of conditions set forth in the Agreement, some of which may be waived by a fund. The requirement to receive the tax opinion discussed under “Federal Income Tax Considerations” below cannot be waived by the Target Fund or the Acquiring Fund. The Agreement may be amended in any mutually agreeable manner, except that no amendment that may have a materially adverse effect on the Target Fund’s shareholders’ interests may be made subsequent to the Meeting.

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Reasons for the Reorganization
In determining whether to approve the Reorganization, each fund’s Board of Trustees (the Board) considered a number of factors, including the following:
(1)	the investment objectives, strategies, and policies of the funds, including the similar investment focus of each fund;
(2)	the fees and expenses and the relative expense ratios of the funds, including the lower expense ratios that would result for shareholders as a result of the Reorganization;
(3)	the differences between the mutual fund and ETF structures;
(4)	the potential benefits of the Reorganization to shareholders of the funds, including potential benefits associated with the ETF structure;
(5)	the costs to be incurred by each fund as a result of the Reorganization;
(6)	the tax consequences of the Reorganization; and
(7)	the potential benefit of the Reorganization to FMR and its affiliates, such as reducing the number of funds managed.
FMR proposed the Reorganization to the Board at a meeting of the Board held on September 18, 2025. In proposing the Reorganization, FMR advised the Board that the Reorganization will permit shareholders of the Target Fund to pursue a similar investment focus in an ETF structure with greater assets, lower expenses, better relative performance, increased tax efficiency, intraday trading, and full daily holdings transparency. The Reorganization will qualify as a tax-free reorganization for federal income tax purposes (except with respect to cash received by the shareholders, if any).
Each fund’s Board carefully reviewed the proposal and determined that the Reorganization is in the best interests of the shareholders of each fund and that the Reorganization will not result in a dilution of the interests of the shareholders of either fund.
Description of the Securities to be Issued
Holders of the Target Fund will receive shares of the Acquiring Fund. For the avoidance of doubt, the Acquiring Fund shall not issue fractional shares, and Target Fund shareholders may receive cash in connection with the Reorganization in lieu of fractional Acquiring Fund shares.
The Acquiring Fund is a series of Fidelity Covington Trust. The Trustees of Fidelity Covington Trust are authorized to issue an unlimited number of shares of beneficial interest of separate series. Each share of the Acquiring Fund represents an equal proportionate interest with each other share of the fund, and each such share of the Acquiring Fund is entitled to equal voting, dividend, liquidation, and redemption rights. Each shareholder of the Acquiring Fund is entitled to one vote for each dollar of net asset value of the fund that shareholder owns, with fractional dollar amounts entitled to a proportionate fractional vote. Shares of the Acquiring Fund have no preemptive or conversion rights. Shares are fully paid and nonassessable, except as set forth in the “Description of the Trust – Shareholder Liability” section of the Statement of Additional Information relating to this Proxy Statement, which is incorporated herein by reference.
Fidelity Covington Trust does not hold annual meetings of shareholders. There will normally be no meetings of shareholders for the purpose of electing Trustees unless less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholder meeting for the election of Trustees. Under the 1940 Act, shareholders of record of at least two-thirds of the outstanding shares of an investment company may remove a Trustee by votes cast in person or by proxy at a meeting called for that purpose. The Trustees are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee when requested in writing to do so by the shareholders of record holding at least 10% of the trust’s outstanding shares.
For more information about voting rights and dividend rights, please refer to the “Description of the Trust – Voting Rights” and the “Distributions and Taxes” sections, respectively, of the Statement of Additional Information relating to this Proxy Statement, which is incorporated herein by reference.
Federal Income Tax Considerations
The following is a general summary of some of the important U.S. federal income tax consequences of the Reorganization and is based upon the current provisions of the Internal Revenue Code of 1986, as amended (the Code), the existing U.S. Treasury Regulations thereunder, current administrative rulings of the U.S. Internal Revenue Service (IRS) and published judicial decisions, all of which are subject to change, possibly with retroactive effect. These considerations are general in nature and apply with respect to Target Fund shareholders that have their Target Fund shares exchanged for Acquiring Fund shares. Individual shareholders should consult their own tax advisors as to the federal, state, local, and foreign tax considerations applicable to them and their individual circumstances. These same considerations generally do not apply to shareholders whose investment is liquidated and the cash value of whose Target Fund shares is returned to them, shareholders who hold their Target Fund shares through an account that cannot hold the Acquiring Fund shares at the

19

time of the Reorganization, or shareholders whose Target Fund shares are transferred by their broker or financial intermediary to a different investment option because such shareholders did not hold their Target Fund shares through an account that can accept shares of the Acquiring Fund on the Closing Date of the Reorganization.
The exchange of the Target Fund’s assets for the Acquiring Fund’s shares and the assumption of the liabilities of the Target Fund by the Acquiring Fund followed by the distribution of Acquiring Fund shares to the Target Fund shareholders and cash in lieu of fractional shares in exchange for their Target Fund shares in complete liquidation and termination of the Target Fund is intended to qualify for federal income tax purposes as a tax-free reorganization under the Code (although cash received as part of the Reorganization may be taxable). With respect to the Reorganization, the participating funds will receive an opinion from Dechert LLP, counsel to the Funds, substantially to the effect that:
(i) The acquisition by the Acquiring Fund of substantially all of the assets of the Target Fund in exchange solely for Acquiring Fund shares and the assumption by Acquiring Fund of all liabilities of the Target Fund followed by the distribution of Acquiring Fund shares and cash in lieu of fractional shares to the Target Fund shareholders in exchange for their Target Fund shares in complete liquidation and termination of the Target Fund will constitute a tax-free reorganization under Section 368(a) of the Code;
(ii) The Target Fund will recognize no gain or loss upon the transfer of substantially all of its assets to the Acquiring Fund in exchange solely for Acquiring Fund shares and the assumption by the Acquiring Fund of all liabilities of the Target Fund, except that the Target Fund may be required to recognize gain or loss with respect to contracts described in Section 1256(b) of the Code or stock in a passive foreign investment company, as defined in Section 1297(a) of the Code;
(iii) The Target Fund will recognize no gain or loss upon the distribution to its shareholders of the Acquiring Fund shares received by the Target Fund in the Reorganization;
(iv) The Acquiring Fund will recognize no gain or loss upon the receipt of the assets of the Target Fund in exchange solely for Acquiring Fund shares and the assumption of all liabilities of the Target Fund;
(v) The adjusted basis to the Acquiring Fund of the assets of the Target Fund received by the Acquiring Fund in the Reorganization will be the same as the adjusted basis of those assets in the hands of the Target Fund immediately before the exchange;
(vi) The Acquiring Fund’s holding periods with respect to the assets of the Target Fund that the Acquiring Fund acquires in the Reorganization will include the respective periods for which those assets were held by the Target Fund (except where investment activities of the Acquiring Fund have the effect of reducing or eliminating a holding period with respect to an asset);
(vii) Target Fund shareholders will recognize no gain or loss upon receiving the Acquiring Fund shares in exchange solely for Target Fund shares (except with respect to cash received in exchange for fractional shares);
(viii) The aggregate basis of the Acquiring Fund shares received by a Target Fund shareholder in the Reorganization will be the same as the aggregate basis of the Target Fund shares surrendered by the Target Fund shareholder in exchange therefor (reduced by any amount of tax basis allocable to shares for which cash is received);
(ix) A Target Fund shareholder’s holding period for the Acquiring Fund shares received by the Target Fund shareholder in the Reorganization will include the holding period during which the Target Fund shareholder held Target Fund shares surrendered in exchange therefor, provided that the Target Fund shareholder held such shares as a capital asset on the date of the Reorganization; and
(x) The Target Fund’s tax attributes enumerated in Section 381(c) of the Code will be assumed by the Acquiring Fund subject to the provisions and limitations specified in Sections 381, 382, 383, and 384 of the Code and the U.S. Treasury Regulations thereunder.
Notwithstanding the foregoing, no opinion will be expressed as to the tax consequences of the Reorganization with respect to contracts or securities on which gain or loss is recognized upon the transfer of such contracts or securities regardless of whether such transfer would otherwise be a nonrecognition transaction under the Code, as to Target Fund shareholders whose investment is liquidated and the cash value of whose Target Fund shares is returned to them, as to Target Fund shareholders who hold their Target Fund shares through an account that cannot hold the Acquiring Fund shares at the time of the Reorganization, or as to Target Fund shareholders whose Target Fund shares are transferred by their broker or financial intermediary to a different investment option because such shareholders did not hold their Target Fund shares through an account that can accept shares of the Acquiring Fund on the Closing Date of the Reorganization. Neither fund has requested or will request an advance ruling from the IRS as to the U.S. federal income tax consequences of the Reorganization.
The opinion is not binding on the IRS or the courts and is not a guarantee that the tax consequences of the Reorganization will be as described above. If the Reorganization was consummated but the IRS or the courts were to determine that the Reorganization did not qualify as a tax-free reorganization under the Code and thus were taxable, then the Target Fund would recognize gain or loss on the transfer of its assets to the Acquiring Fund, and each shareholder of the Target Fund that held shares in a taxable account would recognize a taxable gain or loss equal to the difference between its tax basis in the Target Fund shares and the fair market value of the shares of the Acquiring Fund it received.

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The Reorganization is expected to end the tax year of the Target Fund, which could accelerate distributions to shareholders from the Target Fund for its short tax year ending on the Closing Date. On or before the Closing Date, the Target Fund may declare one or more distributions to its shareholders, which together with all previous distributions, will have the effect of distributing to shareholders all or substantially all of its investment company taxable income (computed without regard to the deduction for dividends paid), net tax-exempt income, if any, and net realized capital gains, if any, through the Closing Date (including any gains attributable to portfolio repositioning that occurs prior to the Closing Date in connection with the Reorganization). Any of the foregoing distributions may be taxable.
Assuming the Reorganization qualifies as tax-free reorganization, as expected, the Acquiring Fund will succeed to the tax attributes of the Target Fund upon the closing of the Reorganization, including any capital loss carryovers that could have been used by the Target Fund to offset its future realized capital gains, if any, for federal income tax purposes. The Reorganization could trigger tax rules that would impose an annual limit on the Acquiring Fund’s ability to use the Target Fund’s net realized and/or net unrealized losses (if any at the time of the Reorganization) to offset gains following the Reorganization. Capital losses of the Target Fund may be carried forward indefinitely to offset future capital gains.
The foregoing description of the U.S. federal income tax consequences of the Reorganization applies generally to shareholders who are not tax-exempt investors and does not take into account your particular facts and circumstances. Consult your own tax advisor about the effect of state, local, foreign, and other tax laws because this discussion only relates to U.S. federal income tax laws.
The table below shows each fund’s approximate net assets, net realized gains/losses (including capital loss carryforwards, if any) and net unrealized gains/losses as of July 31, 2025. Assuming the Reorganization qualifies as a tax-free reorganization as expected, Fidelity® U.S. Low Volatility Equity Fund’s unrealized gains/losses and net realized losses (if any) at the time of the Reorganization will generally carryover to Fidelity® Low Volatility Factor ETF in the Reorganization. The Reorganization could trigger tax rules that would impose an annual limit on Fidelity® Low Volatility Factor ETF’s ability to use Fidelity® U.S. Low Volatility Equity Fund’s net realized and/or net unrealized losses (if any at the time of the Reorganization) to offset gains following the Reorganization.
Tax Position as of July 31, 2025 ($M)

Fund Name	Fiscal Year End	Net Assets	Net Realized Gains/(Losses)	Net Unrealized Gains/(Losses)
Fidelity® U.S. Low Volatility Equity Fund	April 30	$36	$0.1	$6.3
Fidelity® Low Volatility Factor ETF	July 31	$1,236	$(79.9)	$129.0

Shareholders of the Target Fund should consult their tax advisers regarding the effect, if any, of the Reorganization in light of their individual circumstances. Because the foregoing discussion relates only to the federal income tax consequences of the Reorganization, those shareholders also should consult their tax advisers as to state and local tax consequences, if any, of the Reorganization.
Forms of Organization
The Target Fund is a series of Fidelity Summer Street Trust, an open-end management investment company organized as a Massachusetts business trust on March 23, 1977. The Acquiring Fund is a series of Fidelity Covington Trust, an open-end management investment company organized as a Massachusetts business trust on May 10, 1995. The trusts are authorized to issue an unlimited number of shares of beneficial interest. The Target Fund and Acquiring Fund are governed by substantially similar Declarations of Trust and by-laws, except that the Declaration of Trust for Fidelity Covington Trust specifically contemplates issuance and redemption of shares in creation unit aggregations. Because the Acquiring Fund operates as an exchange-traded fund and issues and redeems shares in Creation Unit aggregations, shareholders of the Acquiring Fund cannot purchase or redeem individual shares of the Acquiring Fund at NAV. Shares of the Target Fund, on the other hand, can be purchased and redeemed directly from the Target Fund at NAV.
For more information regarding shareholder rights, please refer to the “Description of the Trust” section of the funds’ Statements of Additional Information, which are incorporated herein by reference.
Operations of the Acquiring Fund Following the Reorganization
FMR does not expect the Acquiring Fund to revise its investment policies as a result of the Reorganization. In addition, FMR does not anticipate significant changes to the Acquiring Fund’s management or to entities that provide the fund with services. Specifically, the Trustees and officers, the investment adviser, distributor, and other entities will continue to serve the Acquiring Fund in their current capacities.
The Acquiring Fund will be the accounting survivor following the Reorganization.

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Capitalization
The following table shows the capitalization of the Target Fund and the Acquiring Fund as of July 31, 2025 and on a pro forma combined basis (unaudited) as of that date giving effect to the Reorganization. Pro forma numbers do not reflect any potential liquidation of shareholders associated with the Reorganization or cash paid in lieu of fractional Acquiring Fund shares. As of July 31, 2025, the net assets of the Target Fund were $36,090,613, or 2.9% of the Acquiring Fund.

	Net Assets	Net Asset Value Per Share	Shares Outstanding
Target Fund	$36,090,613	$11.67	3,091,663
Acquiring Fund	$1,235,881,122	$63.06	19,600,000
Acquiring Fund (pro forma combined)	$1,271,971,735	$63.06	20,172,322

The table above assumes that the Reorganization occurred on July 31, 2025. The table is for information purposes only. No assurance can be given as to how many Acquiring Fund shares will be received by shareholders of the Target Fund on the date that the Reorganization takes place, and the foregoing should not be relied upon to reflect the number of shares of the Acquiring Fund that actually will be received on or after that date.
Conclusion
The Agreement and Plan of Reorganization and Liquidation was approved by the Board of Trustees of Fidelity Summer Street Trust and Fidelity Covington Trust at a meeting held on September 18, 2025. The Board of Trustees determined that the proposed Reorganization is in the best interests of shareholders of the Target Fund and that the interests of existing shareholders of the fund would not be diluted as a result of the Reorganization. If shareholder approval of the Agreement cannot be achieved, the Board of Trustees has approved a Plan of Liquidation and Dissolution for the Target Fund and the fund would liquidate on or about June 26, 2026.
The Board of Trustees of the Target Fund unanimously recommends that shareholders vote in favor of the Reorganization by approving the Agreement.

22

ADDITIONAL INFORMATION ABOUT THE FUNDS
Fidelity Low Volatility Factor ETF (Acquiring Fund)
The Acquiring Fund’s financial highlights for the fiscal year ended July 31, 2025 (audited), are shown in the table below. The Acquiring Fund’s financial highlights should be read in conjunction with the financial statements audited by PricewaterhouseCoopers LLP, contained in the fund’s Form N-CSR, which is incorporated by reference into the Statement of Additional Information relating to this Proxy Statement.
Financial Highlights
Acquiring Fund

Years ended July 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$58.49	$51.02	$47.58	$48.75	$38.33
Income from Investment Operations
Net investment income (loss)A,B	.91	.84	.74	.62	.56
Net realized and unrealized gain (loss)	4.56	7.40	3.44	(1.17)	10.43
Total from investment operations	5.47	8.24	4.18	(.55)	10.99
Distributions from net investment income	(.90)	(.77)	(.74)	(.62)	(.57)
Total distributions	(.90)	(.77)	(.74)	(.62)	(.57)
Net asset value, end of period	$63.06	$58.49	$51.02	$47.58	$48.75
Total ReturnC,D	9.39%	16.29%	8.96%	(1.12)%	28.90%
Ratios to Average Net AssetsB,E,F
Expenses before reductions	.15%	.18%	.29%	.29%	.29%
Expenses net of fee waivers, if any	.15%	.18%	.29%	.29%	.29%
Expenses net of all reductions, if any	.15%	.18%	.29%	.29%	.29%
Net investment income (loss)	1.50%	1.56%	1.57%	1.27%	1.31%
Supplemental Data
Net assets, end of period (000 omitted)	$1,235,881	$1,143,577	$553,605	$444,863	$511,897
Portfolio turnover rateG,H	19%	32%	46%	28%	46%

A	Calculated based on average shares outstanding during the period.
B
Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund’s net investment income (loss) ratio.

C	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
D	Based on net asset value.
E
Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the “Investments in Fidelity Central Funds” note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F
Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G	Portfolio turnover rate excludes securities received or delivered in-kind.
H	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.

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Fidelity U.S. Low Volatility Equity Fund (Target Fund)
The Target Fund’s financial highlights for the fiscal year ended April 30, 2025 (audited), are shown in the table below. The Acquiring Fund’s financial highlights should be read in conjunction with the financial statements audited by PricewaterhouseCoopers LLP, contained in the fund’s Form N-CSR, which is incorporated by reference into the Statement of Additional Information relating to this Proxy Statement.
Financial Highlights
Target Fund

Years ended April 30,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$11.20	$10.35	$10.90	$11.49	$9.23
Income from Investment Operations
Net investment income (loss)A,B	.09	.12	.13	.08	.08
Net realized and unrealized gain (loss)	1.24	.91	(.17)	(.03)	2.25
Total from investment operations	1.33	1.03	(.04)	.05	2.33
Distributions from net investment income	(.07)	(.12)	(.13)	(.08)	(.07)
Distributions from net realized gain	(.27)	(.06)	(.38)	(.56)	-
Total distributions	(.34)	(.18)	(.51)	(.64)	(.07)
Net asset value, end of period	$12.19	$11.20	$10.35	$10.90	$11.49
Total ReturnC	11.96%	10.05%	(.22)%	.12%	25.27%
Ratios to Average Net AssetsB,D,E
Expenses before reductions	.82%	.68%	.66%	.73%	.77%
Expenses net of fee waivers, if any	.70%	.67%	.66%	.72%	.77%
Expenses net of all reductions, if any	.70%	.67%	.66%	.72%	.77%
Net investment income (loss)	.78%	1.11%	1.28%	.71%	.79%
Supplemental Data
Net assets, end of period (000 omitted)	$37,421	$30,963	$206,893	$356,831	$361,699
Portfolio turnover rateF	84%	47% G	69%	46%	39%

A	Calculated based on average shares outstanding during the period.
B
Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund’s net investment income (loss) ratio.

C	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
D
Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the “Investments in Fidelity Central Funds” note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

E
Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

F	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
G	Portfolio turnover rate excludes securities received or delivered in-kind.

24

VOTING INFORMATION
Solicitation of Proxies; Expenses
This Proxy Statement is furnished in connection with a solicitation of proxies made by, and on behalf of, the trusts’ Boards of Trustees to be used at the Meeting. The purpose of the Meeting is set forth in the accompanying Notice.
The solicitation is being made primarily by the mailing of this Proxy Statement and the accompanying proxy card on or about January 12, 2026. Supplementary solicitations may be made by mail, telephone, facsimile or electronic means, or by personal interview by representatives of the trusts. In addition, Broadridge may be paid on a per-call basis to solicit shareholders by telephone on behalf of the Target Fund at an anticipated cost of approximately $5,000. The Target Fund may also arrange to have votes recorded by telephone. Broadridge may be paid on a per-call basis for vote-by-phone solicitations on behalf of the Target fund at an anticipated cost of approximately $1,000.
If the Target Fund records votes by telephone or through the internet, it will use procedures designed to authenticate shareholders’ identities, to allow shareholders to authorize the voting of their shares in accordance with their instructions, and to confirm that their instructions have been properly recorded. Proxies voted by telephone or through the internet may be revoked at any time before they are voted in the same manner that proxies voted by mail may be revoked.
FMR will bear a portion of the expenses in connection with preparing this Proxy Statement and its enclosures and all solicitations, including reimbursing brokerage firms and others for their reasonable expenses in forwarding solicitation material to the beneficial owners of shares. The Target Fund will bear its applicable administrative costs associated with the Reorganization above those borne by FMR. Proxy expenses, including related legal expenses, are allocated to the Target Fund.
For a free copy of the Target Fund’s Form N-CSR for the fiscal year ended April 30, 2025, call 1-800-544-8544, visit www.fidelity.com, or write to FDC at 900 Salem Street, Smithfield, Rhode Island 02917.
Record Date; Quorum; and Method of Tabulation
Shareholders of record as of the close of business on January 12, 2026, will be entitled to vote at the Meeting. Each such shareholder will be entitled to one vote for each dollar of net asset value held as of that date, with fractional dollar amounts entitled to a proportional fractional vote.
If the enclosed proxy card is executed and returned, or an internet or telephonic vote is delivered, that vote may nevertheless be revoked at any time prior to its use by written notification received by the trust, by the execution of a later–dated proxy card, by the trust’s receipt of a subsequent valid telephonic or internet vote, or by attending the Meeting and voting.
All proxies solicited by the Board of Trustees that are properly executed and received by the Secretary prior to the Meeting, and that are not revoked, will be voted at the Meeting. Shares represented by such proxies will be voted in accordance with the instructions thereon. If no specification is made on a properly executed proxy card, it will be voted FOR the matters specified on the proxy card. If a beneficial owner does not provide voting instructions to its broker, the broker is not permitted to vote the beneficial owner’s shares. All shares that are voted and votes to ABSTAIN will be counted toward establishing a quorum.
With respect to fund shares held in Fidelity individual retirement accounts (including Traditional, Rollover, SEP, SAR-SEP, Roth and SIMPLE IRAs), the IRA Custodian will vote those shares for which it has received instructions from shareholders only in accordance with such instructions. If Fidelity IRA shareholders do not vote their shares, the IRA Custodian will vote their shares for them, in the same proportion as other Fidelity IRA shareholders have voted.
One-third of the Target Fund’s outstanding voting securities entitled to vote constitutes a quorum for the transaction of business at the Meeting. If a quorum is not present, or if a quorum is present but sufficient votes to approve the proposal are not received, or if other matters arise requiring shareholder attention, the persons named as proxy agents may propose one or more adjournments to permit further solicitation of proxies. Any such adjournment will require the affirmative vote of a majority of those shares present or represented by proxy. When voting on a proposed adjournment, the persons named as proxy agents will vote FOR the proposed adjournment all shares that they are entitled to vote FOR the proposal, unless directed to vote AGAINST the proposal, in which case such shares will be voted against the proposed adjournment. Please visit www.fidelity.com/proxies to determine the status of this scheduled Meeting.
FMR has advised the trust that certain shares are registered to FMR or an FMR affiliate. To the extent that FMR or an FMR affiliate has discretion to vote, these shares will be voted at the Meeting FOR the proposal. Otherwise, these shares will be voted in accordance with the plan or agreement governing the shares. Although the terms of the plans and agreements vary, generally the shares must be voted either (i) in accordance with instructions received from shareholders or (ii) in accordance with instructions received from shareholders and, for shareholders who do not vote, in the same proportion as certain other shareholders have voted.

25

Share Ownership
As of November 30, 2025, shares of the Target Fund and the Acquiring Fund issued and outstanding were as follows:

Number of Shares
Target Fund	[ ]
Acquiring Fund	[ ]

[As of November 30, 2025, the Trustees, Members of the Advisory Board (if any), and officers of each fund owned, in the aggregate, less than 1% of each class’s total outstanding shares, with respect to each fund.]
[As of November 30, 2025, the following owned of record and/or beneficially 5% or more of the outstanding shares:]
[As of November 30, 2025, the following owned of record and/or beneficially 25% or more of the outstanding shares:]
[A shareholder owning of record or beneficially more than 25% of a fund’s outstanding shares may be considered a controlling person. That shareholder’s vote could have a more significant effect on matters presented at a shareholders’ meeting than votes of other shareholders.]
Required Vote
Approval of the Reorganization requires the affirmative vote of a “majority of the outstanding voting securities” of the Target Fund. Under the 1940 Act, the vote of a “majority of the outstanding voting securities” means the affirmative vote of the lesser of (a) 67% or more of the voting securities present at the Meeting or represented by proxy if the holders of more than 50% of the outstanding voting securities are present or represented by proxy or (b) more than 50% of the outstanding voting securities. Votes to ABSTAIN will have the same effect as votes cast AGAINST the proposal.
Submission of Certain Shareholder Proposals
Fidelity Summer Street Trust does not hold annual shareholder meetings. Shareholders wishing to submit proposals for inclusion in a proxy statement for a subsequent shareholder meeting should send their written proposals to the Secretary of the funds, attention “Fund Shareholder Meetings,” 245 Summer Street, Mail Zone V10A, Boston, Massachusetts 02210. Proposals must be received a reasonable time before a fund begins to print and send its proxy materials to be considered for inclusion in the proxy materials for the meeting. Timely submission of a proposal does not, however, necessarily mean the proposal will be included. With respect to proposals submitted on an untimely basis and presented at a shareholder meeting, persons named as proxy agents will vote in their discretion.
Other Business
The Board knows of no other business to be brought before the Meeting. However, if any other matters properly come before the Meeting, it is the intention that proxies that do not contain specific instructions to the contrary will be voted on such matters in accordance with the judgment of the persons therein designated.
MISCELLANEOUS
Legal Matters
Certain legal matters in connection with the issuance of shares of the Acquiring Fund have been passed upon by Dechert LLP, counsel to Fidelity Covington Trust.
Experts
The audited financial statements of the Target Fund and Acquiring Fund are incorporated by reference into the Statement of Additional Information relating to this Proxy Statement and have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose reports thereon are included in the funds’ Forms N-CSR for the fiscal years ended April 30, 2025 (Target Fund) and July 31, 2025 (Acquiring Fund). The financial statements audited by PricewaterhouseCoopers LLP have been incorporated by reference in reliance on their reports given on their authority as experts in auditing and accounting.
Notice to Banks, Broker-Dealers and Voting Trustees and Their Nominees
Please advise Fidelity Summer Street Trust, in care of Fidelity Investments Institutional Operations Company LLC, 245 Summer Street, Boston, Massachusetts, 02210, whether other persons are beneficial owners of shares for which the Proxy Statement is being solicited and, if so, the number of copies of the Proxy Statement and Annual Reports you wish to receive in order to supply copies to the beneficial owners of the respective shares.

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Exhibit 1
FORM OF AGREEMENT AND PLAN OF REORGANIZATION AND LIQUIDATION
THIS AGREEMENT AND PLAN OF REORGANIZATION AND LIQUIDATION (the Agreement) is made as of this [ ] day of [ ], [ ] by and between Fidelity Summer Street Trust, a Massachusetts business trust (the Acquired Fund Trust), on behalf of its series Fidelity ® U.S. Low Volatility Equity Fund (the Acquired Fund), and Fidelity Covington Trust, a Massachusetts business trust (the Acquiring Fund Trust), on behalf of its series Fidelity® Low Volatility Factor ETF (the Acquiring Fund). The Acquired Fund Trust and the Acquiring Fund Trust may be referred to herein collectively as the “Trusts” or each individually as a “Trust.” The Trusts are duly organized business trusts under the laws of the Commonwealth of Massachusetts with their principal place of business at 245 Summer Street, Boston, Massachusetts 02210. The Acquiring Fund and the Acquired Fund may be referred to herein collectively as the “Funds” or each individually as the “Fund.”
This Agreement is intended to be, and is adopted as, a plan of reorganization within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the Code). The reorganization will comprise: (a) the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange for shares of beneficial interest in the Acquiring Fund (the Acquiring Fund Shares) and the assumption by the Acquiring Fund of the Acquired Fund’s liabilities; and (b) the constructive distribution of such shares by the Acquired Fund pro rata to its applicable shareholders, excluding Cash-Out Shareholders (defined below) in complete liquidation and termination of the Acquired Fund, all upon the terms and conditions set forth in this Agreement. The foregoing transactions are referred to herein as the “Reorganization.”
In consideration of the mutual promises and subject to the terms and conditions herein, the parties covenant and agree as follows:
1. REPRESENTATIONS AND WARRANTIES OF THE ACQUIRED FUND. The Acquired Fund represents and warrants to and agrees with the Acquiring Fund that:
(a) The Acquired Fund is a series of the Acquired Fund Trust, a business trust duly organized, validly existing, and in good standing under the laws of the Commonwealth of Massachusetts, and has the power to own all of its properties and assets and to carry out its obligations under this Agreement. It has all necessary federal, state, and local authorizations to carry on its business as now being conducted and to carry out this Agreement;
(b) The Acquired Fund Trust is an open-end, management investment company duly registered under the Investment Company Act of 1940, as amended (the 1940 Act), and such registration is in full force and effect;
(c) The Prospectus and Statement of Additional Information of the Acquired Fund dated June 28, 2025, as supplemented, previously furnished to the Acquiring Fund, did not and do not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;
(d) Except as disclosed in writing to the Acquiring Fund, there are no material legal, administrative, or other proceedings pending or, to the knowledge of the Acquired Fund, threatened against the Acquired Fund which assert liability on the part of the Acquired Fund. The Acquired Fund knows of no facts which might reasonably form the basis for the institution of such proceedings, except as otherwise disclosed to the Acquiring Fund;
(e) The Acquired Fund is not in, and the execution, delivery, and performance of this Agreement will not result in, violation of any provision of its Amended and Restated Declaration of Trust or By-laws, or, to the knowledge of the Acquired Fund, of any agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquired Fund is a party or by which the Acquired Fund is bound or result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment or decree to which the Acquired Fund is a party or is bound;
(f) The Statement of Assets and Liabilities, the Statement of Operations, the Statement of Changes in Net Assets, Financial Highlights, and the Schedule of Investments (including market values) of the Acquired Fund at April 30, 2025, as referenced in ADDITIONAL INFORMATION ABOUT THE FUNDS have been furnished to the Acquiring Fund [together with such financial statements and schedule of investments (including market values) for the six month period ended October 31, 2025]. Said Statement of Assets and Liabilities and Schedule of Investments fairly present the Acquired Fund’s financial position as of such date and said Statement of Operations, Statement of Changes in Net Assets, and Financial Highlights fairly reflect the Acquired Fund’s results of operations, changes in financial position, and financial highlights for the periods covered thereby in conformity with generally accepted accounting principles consistently applied;
(g) The Acquired Fund has no known liabilities of a material nature, contingent or otherwise, other than those shown as belonging to it on its statement of assets and liabilities as of April 30, 2025 and those incurred in the ordinary course of the Acquired Fund’s business as an investment company since April 30, 2025;
(h) The registration statement (Registration Statement) filed with the Securities and Exchange Commission (Commission) by the Acquiring Fund Trust on Form N–14 relating to the shares of the Acquiring Fund issuable hereunder and the proxy statement of the Acquired Fund included therein (Proxy Statement), on the effective date of the Registration Statement and insofar as they relate to the Acquired Fund (i) comply in all material respects with the provisions of the Securities Act of 1933, as amended (the 1933 Act),

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the Securities Exchange Act of 1934, as amended (the 1934 Act), and the 1940 Act, and the rules and regulations thereunder, and (ii) do not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and at the time of the shareholders’ meeting referred to in Section 7 and on the Closing Date (as defined in Section 6), the prospectus contained in the Registration Statement of which the Proxy Statement is a part (the Prospectus), as amended or supplemented, insofar as it relates to the Acquired Fund, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;
(i) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated by this Agreement, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, and state securities or blue sky laws (which term as used in this Agreement shall include the District of Columbia and Puerto Rico);
(j) The Acquired Fund has filed or will file all federal and state tax returns which, to the knowledge of the Acquired Fund’s officers, are required to be filed by the Acquired Fund and has paid or will pay all federal and state taxes shown to be due on said returns or provision shall have been made for the payment thereof, and, to the best of the Acquired Fund’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;
(k) The Acquired Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company for all prior taxable years and intends to meet such requirements for its current taxable year ending on the Closing Date;
(l) All of the issued and outstanding shares of the Acquired Fund are, and at the Closing Date will be, duly and validly issued and outstanding and fully paid and nonassessable as a matter of Massachusetts law (except as disclosed in the Acquired Fund’s Statement of Additional Information), and have been offered for sale and in conformity with all applicable federal securities laws. All of the issued and outstanding shares of the Acquired Fund will, at the Closing Date, be held by the persons and in the amounts set forth in the list of shareholders submitted to the Acquiring Fund in accordance with this Agreement;
(m) As of both the Valuation Time (as defined in Section 4) and the Closing Date, the Acquired Fund will have the full right, power, and authority to sell, assign, transfer, and deliver its portfolio securities and any other assets of the Acquired Fund to be transferred to the Acquiring Fund pursuant to this Agreement. As of the Closing Date, subject only to the delivery of the Acquired Fund’s portfolio securities and any such other assets as contemplated by this Agreement, the Acquiring Fund will acquire the Acquired Fund’s portfolio securities and any such other assets subject to no encumbrances, liens, or security interests (except for those that may arise in the ordinary course and are disclosed to the Acquiring Fund) and without any restrictions upon the transfer thereof; and
(n) The execution, delivery, and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary corporate action on the part of the Acquired Fund, and this Agreement constitutes a valid and binding obligation of the Acquired Fund enforceable in accordance with its terms, subject to approval by the shareholders of the Acquired Fund.
2. REPRESENTATIONS AND WARRANTIES OF THE ACQUIRING FUND. The Acquiring Fund represents and warrants to and agrees with the Acquired Fund that:
(a) The Acquiring Fund is a series of the Acquiring Fund Trust, a business trust duly organized, validly existing, and in good standing under the laws of the Commonwealth of Massachusetts, and has the power to own all of its properties and assets and to carry out its obligations under this Agreement. It has all necessary federal, state, and local authorizations to carry on its business as now being conducted and to carry out this Agreement;
(b) The Acquiring Fund Trust is an open-end, management investment company duly registered under the 1940 Act, and such registration is in full force and effect;
(c) The Prospectus and Statement of Additional Information of the Acquiring Fund, dated [November 29, 2025], as supplemented, previously furnished to the Acquired Fund, did not and do not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;
(d) Except as disclosed in writing to the Acquired Fund, there are no material legal, administrative, or other proceedings pending or, to the knowledge of the Acquiring Fund, threatened against the Acquiring Fund which assert liability on the part of the Acquiring Fund. The Acquiring Fund knows of no facts which might reasonably form the basis for the institution of such proceedings, except as otherwise disclosed to the Acquired Fund;
(e) The Acquiring Fund is not in, and the execution, delivery, and performance of this Agreement will not result in, violation of any provision of its Amended and Restated Declaration of Trust or By-laws, or, to the knowledge of the Acquiring Fund, of any agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquiring Fund is a party or by which the Acquiring Fund is bound or result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment, or decree to which the Acquiring Fund is a party or is bound;

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(f) The Statement of Assets and Liabilities, the Statement of Operations, the Statement of Changes in Net Assets, Financial Highlights, and the Schedule of Investments (including market values) of the Acquiring Fund at July 31, 2025, as referenced in ADDITIONAL INFORMATION ABOUT THE FUNDS have been furnished to the Acquired Fund. Said Statement of Assets and Liabilities and Schedule of Investments fairly present the Acquiring Fund’s financial position as of such date and said Statement of Operations, Statement of Changes in Net Assets, and Financial Highlights fairly reflect the Acquiring Fund’s results of operations, changes in financial position, and financial highlights for the periods covered thereby in conformity with generally accepted accounting principles consistently applied;
(g) The Acquiring Fund has no known liabilities of a material nature, contingent or otherwise, other than those shown as belonging to it on its statement of assets and liabilities as of July 31, 2025 and those incurred in the ordinary course of the Acquiring Fund’s business as an investment company since July 31, 2025;
(h) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated by this Agreement, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, and state securities or blue sky laws;
(i) The Acquiring Fund has filed or will file all federal and state tax returns which, to the knowledge of the Acquiring Fund’s officers, are required to be filed by the Acquiring Fund and has paid or will pay all federal and state taxes shown to be due on said returns or provision shall have been made for the payment thereof, and, to the best of the Acquiring Fund’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;
(j) The Acquiring Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company for all prior taxable years and intends to meet such requirements for its current taxable year ending on July 31, 2026;
(k) As of the Closing Date, the shares of beneficial interest of the Acquiring Fund to be issued to the Acquired Fund will have been duly authorized and, when issued and delivered pursuant to this Agreement, will be legally and validly issued and will be fully paid and nonassessable (except as disclosed in the Acquiring Fund’s Statement of Additional Information) by the Acquiring Fund, and no shareholder of the Acquiring Fund will have any preemptive right of subscription or purchase in respect thereof;
(l) The execution, delivery, and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary corporate action on the part of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of the Acquiring Fund enforceable in accordance with its terms, subject to approval by the shareholders of the Acquired Fund;
(m) The Registration Statement and the Proxy Statement, on the effective date of the Registration Statement and insofar as they relate to the Acquiring Fund, (i) comply in all material respects with the provisions of the 1933 Act, the 1934 Act, and the 1940 Act, and the rules and regulations thereunder, and (ii) do not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and at the time of the shareholders’ meeting referred to in Section 7 and on the Closing Date, the Prospectus, as amended or supplemented, insofar as it relates to the Acquiring Fund, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;
(n) The issuance of the Acquiring Fund Shares pursuant to this Agreement will be in compliance with all applicable federal securities laws; and
(o) All of the issued and outstanding shares of beneficial interest of the Acquiring Fund have been offered for sale and sold in conformity with the federal securities laws.
3. REORGANIZATION.
(a) Subject to the requisite approval of the shareholders of the Acquired Fund and to the other terms and conditions contained herein, the Acquired Fund agrees to assign, sell, convey, transfer, and deliver to the Acquiring Fund as of the Closing Date all of the assets of the Acquired Fund of every kind and nature existing on the Closing Date. The Acquiring Fund agrees in exchange therefor: (i) to assume all of the Acquired Fund’s liabilities existing on or after the Closing Date, whether or not determinable on the Closing Date, and (ii) to issue and deliver to the Acquired Fund the number of full shares of the Acquiring Fund having an aggregate net asset value equal to the value of the assets of the Acquired Fund transferred hereunder, less (1) the value of the liabilities of the Acquired Fund, determined as provided for under Section 4; (2) the value of cash to be distributed to applicable Acquired Fund shareholders in lieu of fractional Acquiring Fund shares; and (3) the value of cash to be distributed to Acquired Fund shareholders who do not hold Acquired Fund shares through a brokerage account that can accept Acquiring Fund shares and for which no account has been established to receive such shares (“Cash-Out Shareholders”), who shall not receive a distribution of such Acquiring Fund shares and in lieu thereof shall receive a distribution of cash equal to the net asset value of their Acquired Fund shares.
(b) The assets of the Acquired Fund to be acquired by the Acquiring Fund shall include, without limitation, all cash, cash equivalents, securities, commodities and futures interests, receivables (including interest or dividends receivables), claims, choses in action, and other property owned by the Acquired Fund, and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund on the Closing Date, except for assets having a value equal to the sum of the values in (1)-(3) in of Section 3(a). The Acquired Fund will pay or

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cause to be paid to the Acquiring Fund any dividend or interest payments received by it on or after the Closing Date with respect to the assets transferred to the Acquiring Fund hereunder, and the Acquiring Fund will retain any dividend or interest payments received by it after the Valuation Time with respect to the assets transferred hereunder without regard to the payment date thereof.
(c) The liabilities of the Acquired Fund to be assumed by the Acquiring Fund shall include (except as otherwise provided for herein) all of the Acquired Fund’s liabilities, debts, obligations, and duties, of whatever kind or nature, whether absolute, accrued, contingent, or otherwise, whether or not arising in the ordinary course of business, whether or not determinable on the Closing Date, and whether or not specifically referred to in this Agreement. Notwithstanding the foregoing, the Acquired Fund agrees to use its best efforts to discharge all of its known liabilities prior to the Closing Date, other than liabilities incurred in the ordinary course of business.
(d) Pursuant to this Agreement, as soon after the Closing Date as is conveniently practicable, the Acquired Fund will take such actions necessary to complete the liquidation of the Acquired Fund in accordance with the Acquired Fund’s Amended and Restated Declaration of Trust. To complete the liquidation, the Acquired Fund will (i) constructively distribute pro rata to its shareholders of record (except Cash-Out Shareholders), determined as of the Valuation Time on the Closing Date, the Acquiring Fund Shares in exchange for such shareholders’ shares of beneficial interest in the Acquired Fund; (ii) distribute cash, as provided in Section 3(a) to the Cash-Out Shareholders; and (iii) completely liquidate. The distribution of Acquiring Fund Shares shall be accomplished by the Funds’ transfer agent opening accounts on the Acquiring Fund’s share transfer books in the names of the Acquired Fund shareholders and transferring the Acquiring Fund shares thereto. Each Acquired Fund shareholder’s account shall be credited with the respective pro rata number of Acquiring Fund shares due that shareholder. All outstanding Acquired Fund shares, including any represented by certificates, shall simultaneously be canceled on the Acquired Fund’s share transfer records. The Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares in connection with the Reorganization. For the avoidance of doubt, the Acquiring Fund shall not issue fractional shares, and Acquired Fund shareholders may receive cash in connection with the Reorganization in lieu of fractional Acquiring Fund Shares.
(e) Any reporting responsibility of the Acquired Fund is and shall remain its responsibility up to and including the date on which it is terminated.
(f) Any transfer taxes payable upon issuance of the Acquiring Fund shares in a name other than that of the registered holder on the Acquired Fund’s books of the Acquired Fund shares constructively exchanged for the Acquiring Fund Shares shall be paid by the person to whom such Acquiring Fund Shares are to be issued, as a condition of such transfer.
4. VALUATION.
(a) The Valuation Time shall be as of the close of business of the New York Stock Exchange on the Closing Date, or such other date as may be mutually agreed upon in writing by the parties hereto (the Valuation Time).
(b) As of the Closing Date, the Acquiring Fund will deliver to the Acquired Fund the number of Acquiring Fund Shares having an aggregate net asset value equal to the value of the assets of the Acquired Fund transferred hereunder less the liabilities of the Acquired Fund, determined as provided in this Section 4.
(c) The net asset value per share of the Acquiring Fund shares to be delivered to the Acquired Fund, the value of the assets of the Acquired Fund transferred hereunder, and the value of the liabilities of the Acquired Fund to be assumed hereunder shall in each case be determined as of the Valuation Time.
(d) The net asset value per share of the Acquiring Fund shares and the value of the assets and liabilities of the Acquired Fund shall be computed in the manner set forth in the then-current Acquiring Fund Prospectus and Statement of Additional Information.
(e) All computations pursuant to this Section shall be made by or under the direction of Fidelity Service Company, Inc., a wholly-owned subsidiary of FMR LLC, in accordance with its regular practice as pricing agent for the Acquired Fund and the Acquiring Fund.
5. FEES; EXPENSES.
(a) The Acquired Fund’s investment adviser (the “Adviser”) will assume a portion of expenses incurred by the Acquired Fund Trust and the Acquired Fund in connection with the transactions contemplated by this Agreement, whether or not the transactions contemplated hereby are consummated. Such expenses shall include, without limitation: (i) expenses incurred in connection with the entering into and the carrying out of the provisions of this Agreement; (ii) expenses associated with the preparation and filing of the Registration Statement under the 1933 Act covering the Acquiring Fund shares to be issued pursuant to the provisions of this Agreement; (iii) registration or qualification fees and expenses of preparing and filing such forms as are necessary under applicable state securities laws to qualify Acquiring Fund shares to be issued in connection herewith in each state in which Acquired Fund shareholders are resident as of the date of the mailing of the Proxy Statement to such shareholders; (iv) accounting fees; (v) legal fees; and (vi) proxy and shareholder meeting expenses. The Acquired Fund shall be responsible for all remaining expenses not assumed by the Adviser, fees and other charges in connection with the transactions contemplated by this Agreement.

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(b) A portion of expenses incurred in connection with the transactions contemplated by this Agreement which may be attributable to the Acquiring Fund will be borne by the Adviser (but not including costs incurred in connection with the purchase or sale of portfolio securities). Pursuant to the Acquiring Fund’s all–inclusive management contract with the Acquiring Fund’s investment adviser (the “Adviser”), the Adviser is responsible for payment of all operating expenses of the fund with limited exceptions. The Acquiring Fund shall be responsible for all remaining expenses not assumed by the Adviser, fees and other charges in connection with the transactions contemplated by this Agreement.
(c) Each of the Acquiring Fund and the Acquired Fund represents that there is no person who has dealt with it who by reason of such dealings is entitled to any broker’s or finder’s or other similar fee or commission arising out of the transactions contemplated by this Agreement.
6. CLOSING DATE.
(a) The Reorganization, together with related acts necessary to consummate the same (the Closing), unless otherwise provided herein, shall occur at the principal office of the Trusts, 245 Summer Street, Boston, Massachusetts, as of the Valuation Time on May 8, 2026, or at some other time, date, and place agreed to by the Acquired Fund and the Acquiring Fund (the Closing Date).
(b) In the event that on the Closing Date: (i) any of the markets for securities held by the Funds is closed to trading, or (ii) trading thereon is restricted, or (iii) trading or the reporting of trading on said market or elsewhere is disrupted, all so that accurate appraisal of the total net asset value of the Acquired Fund and the net asset value per share of the Acquiring Fund is impracticable, the Valuation Time and the Closing Date shall be postponed until the first business day after the day when such trading shall have been fully resumed and such reporting shall have been restored, or such other date as the parties may agree.
7. SHAREHOLDER MEETING AND TERMINATION OF THE ACQUIRED FUND.
(a) The Acquired Fund agrees to call a meeting of its shareholders after the effective date of the Registration Statement, to consider transferring its assets to the Acquiring Fund as herein provided, adopting this Agreement, and authorizing the liquidation of the Acquired Fund.
(b) The Acquired Fund agrees that as soon as reasonably practicable after distribution of the Acquiring Fund Shares and cash as provided herein, the Acquired Fund shall be terminated as a series of the Acquired Fund Trust pursuant to its Amended and Restated Declaration of Trust, any further actions shall be taken in connection therewith as required by applicable law, and on and after the Closing Date the Acquired Fund shall not conduct any business except in connection with its liquidation and termination.
8. CONDITIONS TO OBLIGATIONS OF THE ACQUIRING FUND.
(a) That, as of the Valuation Time and the Closing Date, all representations and warranties of the Acquired Fund made in this Agreement are true and correct in all material respects and that the Acquired Fund has complied with all the agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to such dates;
(b) That this Agreement and the transactions contemplated herein are approved by the requisite vote of the holders of the outstanding shares of beneficial interest of the Acquired Fund;
(c) That, on or prior to the Closing Date, the Acquired Fund will declare one or more dividends or distributions which, together with all previous such dividends or distributions attributable to its current taxable year, shall have the effect of distributing to the shareholders of the Acquired Fund substantially all of the Acquired Fund’s investment company taxable income and all of its net realized capital gain, if any, as of the Closing Date;
(d) That the Acquiring Fund at the Closing shall have access to a statement of the Acquired Fund’s assets and liabilities, together with a list of its portfolio securities showing each such security’s adjusted tax basis and holding period by lot, with values determined as provided in Section 4 of this Agreement, all as of the Valuation Time;
(e) That the Acquired Fund’s custodian shall deliver to the Acquiring Fund a certificate identifying the assets of the Acquired Fund held by such custodian as of the Valuation Time on the Closing Date and stating that as of the Valuation Time: (i) the assets held by the custodian will be transferred to the Acquiring Fund; (ii) the Acquired Fund’s assets have been duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof; and (iii) to the best of the custodian’s knowledge, all applicable taxes (including stock transfer taxes, if any) in conjunction with the delivery of the assets, that the custodian has been notified are due, have been paid or provision for payment has been made;
(f) That the Acquiring Fund at the Closing shall have access to the number of shares of the Acquired Fund outstanding as of the Valuation Time and the name and address of each holder of record of any such shares and the number of shares held of record by each such shareholder, as maintained by the Acquired Fund’s transfer agent;

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(g) That the Acquired Fund calls a meeting of its shareholders to be held after the effective date of the Registration Statement, to consider transferring its assets to the Acquiring Fund as herein provided, adopting this Agreement, and authorizing the liquidation and termination of the Acquired Fund;
(h) That there has been no material adverse change in the Acquired Fund’s financial position since April 30, 2025, other than changes in the market value of its portfolio securities, or changes due to net redemptions of its shares, dividends paid, or losses from operations; and
(i) That all of the issued and outstanding shares of beneficial interest of the Acquired Fund shall have been offered for sale and sold in conformity with all applicable state securities laws and, to the extent that any audit of the records of the Acquired Fund or its transfer agent by the Acquiring Fund or its agents shall have revealed otherwise, the Acquired Fund shall have taken all actions that in the opinion of the Acquiring Fund are necessary to remedy any prior failure on the part of the Acquired Fund to have offered for sale and sold such shares in conformity with such laws.
9. CONDITIONS TO OBLIGATIONS OF THE ACQUIRED FUND.
(a) That the Acquiring Fund shall have executed and delivered to the Acquired Fund an Assumption of Liabilities, certified by an authorized officer of the Acquiring Fund Trust, dated as of the Closing Date pursuant to which the Acquiring Fund will assume all of the liabilities of the Acquired Fund existing at the Valuation Time in connection with the transactions contemplated by this Agreement;
(b) That, as of the Valuation Time and the Closing Date, all representations and warranties of the Acquiring Fund made in this Agreement are true and correct in all material respects, and the Acquiring Fund has complied with all the agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to such dates; and
(c) That the Acquired Fund shall have received an opinion of Dechert LLP, counsel to the Acquired Fund and the Acquiring Fund, to the effect that the Acquiring Fund shares are duly authorized and upon delivery to the Acquired Fund as provided in this Agreement will be validly issued and will be fully paid and nonassessable by the Acquiring Fund (except as disclosed in the Acquiring Fund’s Statement of Additional Information) and no shareholder of the Acquiring Fund has any preemptive right of subscription or purchase in respect thereof.
10. CONDITIONS TO OBLIGATIONS OF THE ACQUIRING FUND AND THE ACQUIRED FUND.
(a) That this Agreement shall have been adopted and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of beneficial interest of the Acquired Fund;
(b) That all consents of other parties and all other consents, orders, and permits of federal, state, and local regulatory authorities (including those of the Commission and of state blue sky and securities authorities, and including “no action” positions of such federal or state authorities) deemed necessary by the Acquiring Fund or the Acquired Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions;
(c) That all proceedings taken by either Fund in connection with the transactions contemplated by this Agreement and all documents incidental thereto shall be satisfactory in form and substance to it and its counsel, Dechert LLP;
(d) That there shall not be any material litigation pending with respect to the matters contemplated by this Agreement;
(e) That the Registration Statement shall have become effective under the 1933 Act, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of the Acquiring Fund and the Acquired Fund, threatened by the Commission; and
(f) That based on the facts and assumptions stated therein (as well as certain representations made on behalf of the Acquiring Fund and the Acquired Fund), the Acquiring Fund and the Acquired Fund shall have received an opinion of Dechert LLP satisfactory to the Acquiring Fund and the Acquired Fund substantially to the effect that for federal income tax purposes:
  (i) The acquisition by the Acquiring Fund of all of the properties of the Acquired Fund in exchange solely for the Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund by the Acquiring Fund followed by the distribution of the Acquiring Fund Shares and cash in lieu of fractional shares to the Acquired Fund shareholders in exchange for their Acquired Fund shares in complete liquidation and termination of the Acquired Fund will constitute a tax-free reorganization under Section 368(a) of the Code.
  (ii) The Acquired Fund will not recognize gain or loss upon the transfer of substantially all of its assets to the Acquiring Fund in exchange solely for the Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund, except that the Acquired Fund may be required to recognize gain or loss with respect to contracts described in Section 1256(b) of the Code or stock in a passive foreign investment company, as defined in Section 1297(a) of the Code.
  (iii) The Acquired Fund will not recognize gain or loss upon the distribution to its shareholders of the Acquiring Fund Shares received by the Acquired Fund in the Reorganization.

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  (iv) The Acquiring Fund will recognize no gain or loss upon receiving the properties of the Acquired Fund in exchange solely for the Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund.
  (v) The adjusted basis to the Acquiring Fund of the properties of the Acquired Fund received by the Acquiring Fund in the Reorganization will be the same as the adjusted basis of those properties in the hands of the Acquired Fund immediately before the exchange.
  (vi) The Acquiring Fund’s holding periods with respect to the properties of the Acquired Fund that the Acquiring Fund acquires in the Reorganization will include the respective periods for which those properties were held by the Acquired Fund (except where investment activities of the Acquiring Fund have the effect of reducing or eliminating a holding period with respect to an asset).
  (vii) The Acquired Fund shareholders will recognize no gain or loss upon receiving the Acquiring Fund Shares solely in exchange for the Acquired Fund shares (except with respect to cash received in exchange for fractional shares).
  (viii) The aggregate basis of the Acquiring Fund Shares received by an Acquired Fund shareholder in the Reorganization will be the same as the aggregate basis of the Acquired Fund shares surrendered by the Acquired Fund shareholder in exchange therefor (reduced by any amount of tax basis allocable to shares for which cash is received).
  (ix) An Acquired Fund shareholder’s holding period for the Acquiring Fund Shares received by the Acquired Fund shareholder in the Reorganization will include the holding period during which the Acquired Fund shareholder held the Acquired Fund shares surrendered in exchange therefor, provided that the Acquired Fund shareholder held such shares as a capital asset on the date of the Reorganization.
  (x) The Acquired Fund’s tax attributes enumerated in Section 381(c) of the Code will be taken into account by the Acquiring Fund, subject to the provisions and limitations specified in Sections 381, 382, 383, and 384 of the Code and the U.S. Treasury Regulations thereunder.
Notwithstanding anything herein to the contrary, neither the Acquired Fund nor the Acquiring Fund may waive the conditions set forth in this subsection 10(f).
11. COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND.
(a) The Acquiring Fund and the Acquired Fund covenants to operate its respective business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the payment of customary dividends and distributions[, and provided further that during the period between shareholder approval and the Closing Date, the Acquired Fund may temporarily depart from its 80% name test policy to facilitate aligning its investments with the Acquiring Fund in preparation for the Closing;]
(b) The Acquired Fund covenants that it is not acquiring the Acquiring Fund shares for the purpose of making any distribution other than in accordance with the terms of this Agreement;
(c) The Acquired Fund covenants that it will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund’s shares; and
(d) The Acquired Fund covenants that its liquidation and termination will be effected in the manner provided in its Amended and Restated Declaration of Trust in accordance with applicable law, and after the Closing Date, the Acquired Fund will not conduct any business except in connection with its liquidation and termination.
12. TERMINATION; WAIVER.
The Acquiring Fund and the Acquired Fund may terminate this Agreement by mutual agreement. In addition, either the Acquiring Fund or the Acquired Fund may at its option terminate this Agreement at or prior to the Closing Date because:
  (i) of a material breach by the other of any representation, warranty, or agreement contained herein to be performed at or prior to the Closing Date; or
  (ii) a condition herein expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met.
In the event of any such termination, there shall be no liability for damages on the part of the Acquired Fund or the Acquiring Fund, or their respective Trustees or officers.
13. SOLE AGREEMENT; AMENDMENTS; WAIVERS; SURVIVAL OF WARRANTIES.
(a) This Agreement supersedes all previous correspondence and oral communications between the parties regarding the subject matter hereof, constitutes the only understanding with respect to such subject matter, may not be changed except by a letter of agreement signed by each party hereto and shall be construed in accordance with and governed by the laws of the Commonwealth of Massachusetts.

33

(b) This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the respective President, any Vice President, or Treasurer of the Acquiring Fund or the Acquired Fund; provided, however, that following the shareholders’ meeting called by the Acquired Fund pursuant to Section 7 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Acquiring Fund Shares to be paid to the Acquired Fund shareholders under this Agreement to the detriment of such shareholders without their further approval.
(c) Either Fund may waive any condition to its obligations hereunder, provided that such waiver does not have any material adverse effect on the interests of such Fund’s shareholders.
The representations, warranties, and covenants contained in the Agreement, or in any document delivered pursuant hereto or in connection herewith, shall survive the consummation of the transactions contemplated hereunder.
14. DECLARATIONS OF TRUST.
A copy of the Acquired Fund’s Amended and Restated Declaration of Trust is on file with the Secretary of State of the Commonwealth of Massachusetts and a copy of the Acquiring Fund’s Amended and Restated Declaration of Trust is on file with the Secretary of State of the Commonwealth of Massachusetts, and notice is hereby given that this Agreement is executed on behalf of the Trustees of each Fund as trustees and not individually and that the obligations of each Fund under this Agreement are not binding upon any of such Fund’s Trustees, officers, or shareholders individually but are binding only upon the assets and property of such Fund. Each Fund agrees that its obligations hereunder apply only to such Fund and not to its shareholders individually or to the Trustees of such Fund.
15. ASSIGNMENT.
This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation other than the parties hereto and their respective successors and assigns any rights or remedies under or by reason of this Agreement.
This Agreement may be executed in any number of counterparts, each of which, when executed and delivered, shall be deemed to be an original.
IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by an appropriate officer.
[SIGNATURE LINES OMITTED]

34

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

1.9921634.100	LVEF26-PXS-0126

SUBJECT TO COMPLETION

The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Fidelity® U.S. Low Volatility Equity Fund

(A Series of Fidelity Summer Street Trust)

Fidelity® Low Volatility Factor ETF

(A Series of Fidelity Covington Trust)

FORM N-14

STATEMENT OF ADDITIONAL INFORMATION

January 12, 2026

This Statement of Additional Information (SAI) relates to the proposed acquisition of Fidelity® U.S. Low Volatility Equity Fund (Target Fund), a series of Fidelity Summer Street Trust, by Fidelity® Low Volatility Factor ETF (Acquiring Fund), a series of Fidelity Covington Trust. This SAI contains information that may be of interest to shareholders, but which is not included in the Proxy Statement which relates to the Reorganization. As described in the Proxy Statement, Fidelity® Low Volatility Factor ETF will acquire all of the assets of Fidelity® U.S. Low Volatility Equity Fund and assume all of Fidelity® U.S. Low Volatility Equity Fund’s liabilities, in exchange solely for shares of beneficial interest in Fidelity® Low Volatility Factor ETF.

This SAI is not a prospectus and should be read in conjunction with the Proxy Statement. The Proxy Statement has been filed with the Securities and Exchange Commission and may be obtained, without charge, from Fidelity Distributors Company LLC, 900 Salem Street, Smithfield, RI 02917.

This SAI consists of this cover page and the following described documents, each of which is incorporated herein by reference:

1.	The Prospectus of Fidelity® Low Volatility Factor ETF dated November 29, 2025, as supplemented, November 29, 2025, which was previously filed via EDGAR (Accession No. 0000945908-25-000707).

2.	The Statement of Additional Information of Fidelity® Low Volatility Factor ETF dated November 29, 2025, which was previously filed via EDGAR (Accession No. 0000945908-25-000707).

3.	The Prospectus of Fidelity® U.S. Low Volatility Equity Fund dated June 28, 2025, as supplemented September 18, 2025, which was previously filed via EDGAR (Accession No. 0000225322-25-000195).

4.	The Statement of Additional Information of Fidelity® U.S. Low Volatility Equity Fund dated June 28, 2025, which was previously filed via EDGAR (Accession No. 0000225322-25-000195).

5.	The Financial Statements included in Form N-CSR of Fidelity® Low Volatility Factor ETF for the fiscal year ended July 31, 2025, which was previously filed via EDGAR (Accession No. 0000945908-25-000560).

6.	The Financial Statements included in Form N-CSR of Fidelity® U.S. Low Volatility Equity Fund for the fiscal year ended April 30, 2025, which was previously filed via EDGAR (Accession No. 0000225322-25-000192).

SUPPLEMENTAL FINANCIAL INFORMATION (UNAUDITED)

A table showing the fees of the Acquired Fund and the Acquiring Fund, and the fees and expenses of the Acquiring Fund on a pro forma basis after giving effect to the proposed Reorganization, is included in the “Examples of Effect of Fund Expenses” section of the Prospectus/Proxy Statement.

The Reorganization will not result in a material change to the Acquired Fund’s investment portfolio due to the investment restrictions of the Acquiring Fund. In particular, each security held by the Acquired Fund is eligible to be held by the Acquiring Fund. As a result, a schedule of investments of the Acquired Fund modified to show the effects of the change is not required and is not included. Notwithstanding the foregoing, changes may be made to the Acquired Fund’s portfolio in advance of the Reorganization and/or the Acquiring Fund’s portfolio following the Reorganization.

There are no material differences between the accounting and valuation policies of the Acquired Fund and those of the Acquiring Fund.

SUBJECT TO COMPLETION

The information in this voting card is not complete and may be changed. We may not sell the securities in the associated combined proxy statement until the registration statement filed with the Securities and Exchange Commission is effective. The associated combined proxy statement and prospectus is not an offer to sell the securities and is not soliciting an offer to buy the securities in any state where the offer or sale is not permitted.

Fidelity INVESTMENTS®

P.O. BOX 28015
ALBUQUERQUE, NM 87125-8015

EzVote℠ Consolidated Proxy Card

This form is your EzVote Consolidated Proxy. It reflects all of your accounts registered to the same Social Security or Tax I.D. number at this address. By voting and signing the Consolidated Proxy Card, you are voting all of these accounts in the same manner as indicated on the bottom of the form.

Vote this proxy card TODAY!
Your prompt response will save the expense of additional mailings.

Vote by Internet, Touch-Tone Telephone, or Mail!

LOG-ON: Vote on the Internet at **www.proxyvote.com/proxy** and follow the on-screen instructions.

CALL: To vote by phone call toll-free **1-877-296-4941** and follow the recorded instructions.

MAIL: Return the signed proxy card in the enclosed envelope.

IF VOTING THE CONSOLIDATED PROXY CARD DO NOT SIGN, DATE OR RETURN THE INDIVIDUAL BALLOTS

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS:

V80699-[TBD]

KEEP THIS PORTION FOR YOUR RECORDS

DETACH AND RETURN THIS PORTION ONLY

Please refer to the Proxy Statement discussion of this matter.
IF THE PROXY IS SIGNED, SUBMITTED, AND NO SPECIFICATION IS MADE, THE PROXY SHALL BE VOTED FOR THE PROPOSAL.
As to any other matter, said attorneys shall vote in accordance with their best judgment.

THE BOARD OF TRUSTEES RECOMMENDS A VOTE FOR THE FOLLOWING:

PLEASE SIGN, DATE, AND RETURN PROMPTLY IN ENCLOSED ENVELOPE IF YOU ARE NOT VOTING BY PHONE OR INTERNET.

Signature(s) (Title(s), if applicable) ***(Sign in the Box)***

NOTE: Please sign exactly as your name appears on this Proxy. When signing in a fiduciary capacity, such as executor, administrator, trustee, attorney, guardian, etc., please so indicate. Corporate or partnership proxies should be signed by an authorized person indicating the person's title.

Signature [PLEASE SIGN WITHIN BOX] Date

Signature [Joint Owners] Date

Important Notice Regarding the Availability of Proxy Materials for the Special Meeting:
The Letter to Shareholders, Notice of Meeting, Proxy Statement and Prospectus are available at www.proxyvote.com/proxy.

V80700-[TBD]

PROXY SOLICITED BY THE TRUSTEES

The undersigned, revoking previous proxies, hereby appoint(s) Robert A. Lawrence, Thomas P. Bostick, and William C. Coffey, or any one or more of them, attorneys, with full power of substitution, to vote all shares of the fund as indicated on this proxy card which the undersigned is entitled to vote at the Special Meeting of Shareholders of the fund to be held virtually on March 10, 2026 at 8:00 a.m. Eastern Time and at any adjournments thereof. All powers may be exercised by a majority of said proxy holders or substitutes voting or acting or, if only one votes and acts, then by that one. This Proxy shall be voted on the proposal described in the Proxy Statement as specified on the reverse side. Receipt of the Notice of the Meeting and the accompanying Proxy Statement is hereby acknowledged.

**CONTINUED AND TO BE SIGNED
ON REVERSE SIDE**

PROXY SOLICITED BY THE TRUSTEES

The undersigned, revoking previous proxies, hereby appoint(s) Robert A. Lawrence, Thomas P. Bostick, and William C. Coffey, or any one or more of them, attorneys, with full power of substitution, to vote all shares of the fund as indicated on this proxy card which the undersigned is entitled to vote at the Special Meeting of Shareholders of the fund to be held virtually on March 10, 2026 at 8:00 a.m. Eastern Time and at any adjournments thereof. All powers may be exercised by a majority of said proxy holders or substitutes voting or acting or, if only one votes and acts, then by that one. This Proxy shall be voted on the proposal described in the Proxy Statement as specified on the reverse side. Receipt of the Notice of the Meeting and the accompanying Proxy Statement is hereby acknowledged.

V80701-[TBD]

SUBJECT TO COMPLETION

The information in this voting card is not complete and may be changed. We may not sell the securities in the associated combined proxy statement until the registration statement filed with the Securities and Exchange Commission is effective. The associated combined proxy statement and prospectus is not an offer to sell the securities and is not soliciting an offer to buy the securities in any state where the offer or sale is not permitted.

Fidelity INVESTMENTS

P.O. BOX 28015
ALBUQUERQUE, NM 87125-8015

Vote this proxy card TODAY!
Your prompt response will save the expense of additional mailings.

Vote by Internet, Touch-Tone Telephone, or Mail!

LOG-ON: Vote on the Internet at **www.proxyvote.com/proxy** and follow the on-screen instructions.

CALL: To vote by phone call toll-free **1-877-296-4941** and follow the recorded instructions.

MAIL: Return the signed proxy card in the enclosed envelope.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS:

V80702-[TBD]

KEEP THIS PORTION FOR YOUR RECORDS

DETACH AND RETURN THIS PORTION ONLY

Please refer to the Proxy Statement discussion of this matter.
IF THE PROXY IS SIGNED, SUBMITTED, AND NO SPECIFICATION IS MADE, THE PROXY SHALL BE VOTED FOR THE PROPOSAL.
As to any other matter, said attorneys shall vote in accordance with their best judgment.

THE BOARD OF TRUSTEES RECOMMENDS A VOTE FOR THE FOLLOWING:

PLEASE SIGN, DATE, AND RETURN PROMPTLY IN ENCLOSED ENVELOPE IF YOU ARE NOT VOTING BY PHONE OR INTERNET.

Signature(s) (Title(s), if applicable) ***(Sign in the Box)***

NOTE: Please sign exactly as your name appears on this Proxy. When signing in a fiduciary capacity, such as executor, administrator, trustee, attorney, guardian, etc., please so indicate. Corporate or partnership proxies should be signed by an authorized person indicating the person's title.

Signature [PLEASE SIGN WITHIN BOX]	Date	Signature [Joint Owners]	Date

Important Notice Regarding the Availability of Proxy Materials for the Special Meeting:
The Letter to Shareholders, Notice of Meeting, Proxy Statement and Prospectus are available at www.proxyvote.com/proxy.

V80702-[TBD]

PROXY SOLICITED BY THE TRUSTEES

The undersigned, revoking previous proxies, hereby appoint(s) Robert A. Lawrence, Thomas P. Bostick, and William C. Coffey, or any one or more of them, attorneys, with full power of substitution, to vote all shares of the fund as indicated on this proxy card which the undersigned is entitled to vote at the Special Meeting of Shareholders of the fund to be held virtually on March 10, 2026 at 8:00 a.m. Eastern Time and at any adjournments thereof. All powers may be exercised by a majority of said proxy holders or substitutes voting or acting or, if only one votes and acts, then by that one. This Proxy shall be voted on the proposal described in the Proxy Statement as specified on the reverse side. Receipt of the Notice of the Meeting and the accompanying Proxy Statement is hereby acknowledged.

**CONTINUED AND TO BE SIGNED
ON REVERSE SIDE**

PART C. OTHER INFORMATION

Item 15. Indemnification

Article XI, Section 2 of the Declaration of Trust sets forth the reasonable and fair means for determining whether indemnification shall be provided to any past or present Trustee or officer. It states that the Trust shall indemnify any present or past trustee or officer to the fullest extent permitted by law against liability, and all expenses reasonably incurred by him or her in connection with any claim, action, suit or proceeding in which he or she is involved by virtue of his or her service as a trustee or officer and against any amount incurred in settlement thereof. Indemnification will not be provided to a person adjudged by a court or other adjudicatory body to be liable to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties (collectively, “disabling conduct”), or not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Trust. In the event of a settlement, no indemnification may be provided unless there has been a determination, as specified in the Declaration of Trust, that the officer or trustee did not engage in disabling conduct.

Pursuant to Section 11 of the Distribution Agreement, the Trust agrees to indemnify and hold harmless the Distributor and each of its directors and officers and each person, if any, who controls the Distributor within the meaning of Section 15 of the 1933 Act against any loss, liability, claim, damages or expense (including the reasonable cost of investigating or defending any alleged loss, liability, claim, damages, or expense and reasonable counsel fees incurred in connection therewith) arising by reason of any person acquiring any shares, based upon the ground that the registration statement, Prospectus, Statement of Additional Information, shareholder reports or other information filed or made public by the Trust (as from time to time amended) included an untrue statement of a material fact or omitted to state a material fact required to be stated or necessary in order to make the statements not misleading under the 1933 Act, or any other statute or the common law. However, the Trust does not agree to indemnify the Distributor or hold it harmless to the extent that the statement or omission was made in reliance upon, and in conformity with, information furnished to the Trust by or on behalf of the Distributor. In no case is the indemnity of the Trust in favor of the Distributor or any person indemnified to be deemed to protect the Distributor or any person against any liability to the Issuer or its security holders to which the Distributor or such person would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties under this Agreement.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers or persons controlling the Registrant, the Registrant has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is therefore unenforceable.

Item 16. Exhibits

(1)	Amended and Restated Declaration of Trust, dated July 16, 2013, is incorporated herein by reference to Exhibit (a) of Post-Effective Amendment No. 9.
(2)	Bylaws of the Trust, as amended and dated June 17, 2004, are incorporated herein by reference to Exhibit (b) of Fidelity Summer Street Trust’s (File No. 002-58542) Post-Effective Amendment No. 63.
(3)	Not applicable.
(4)	Agreement and Plan of Reorganization between Fidelity Summer Street Trust: Fidelity U.S. Low Volatility Equity Fund and Fidelity Covington Trust: Fidelity Low Volatility Factor ETF is filed herein as Exhibit 1 to the Proxy Statement and Prospectus.
(5)	Articles III, VIII, X, and XI of the Amended and Restated Declaration of Trust, dated July 16, 2013, incorporated herein by reference to Exhibit (a) of Post-Effective Amendment No. 9.; and Articles IV and V of the Bylaws of the Trust, as amended and dated June 17, 2004, incorporated herein by reference to Exhibit (b) of Fidelity Summer Street Trust’s (File No. 002-58542) Post-Effective Amendment No. 63.

(6)
	(1)	Amended and Restated Management Contract, dated June 1, 2025, between Fidelity Blue Chip Growth ETF and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(1) of Post-Effective Amendment No. 136.
	(2)	Amended and Restated Management Contract, dated June 1, 2025, between Fidelity Blue Chip Value ETF and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(2) of Post-Effective Amendment No. 136.
	(3)	Management Contract, dated July 21, 2021, between Fidelity Clean Energy ETF and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(3) of Post-Effective Amendment No. 89.
	(4)	Management Contract between Fidelity CLO ETF and Fidelity Management & Research Company LLC is to be filed by subsequent amendment.
	(5)	Management Contract, dated July 21, 2021, between Fidelity Cloud Computing ETF and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(4) of Post-Effective Amendment No. 89.
	(6)	Management Contract, dated January 19, 2022, between Fidelity Crypto Industry and Digital Payments ETF and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(5) of Post-Effective Amendment No. 98.
	(7)	Management Contract, dated November 16, 2022, between Fidelity Disruptive Automation ETF and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(7) of Post-Effective Amendment No. 105.
	(8)	Management Contract, dated November 16, 2022, between Fidelity Disruptive Communications ETF and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(8) of Post-Effective Amendment No. 105.
	(9)	Management Contract, dated November 16, 2022, between Fidelity Disruptive Finance ETF and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(9) of Post-Effective Amendment No. 105.
	(10)	Management Contract, dated November 16, 2022, between Fidelity Disruptive Medicine ETF and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(10) of Post-Effective Amendment No. 105.
	(11)	Management Contract, dated November 16, 2022, between Fidelity Disruptive Technology ETF and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(11) of Post-Effective Amendment No. 105.
	(12)	Management Contract, dated January 18, 2023, between Fidelity Disruptors ETF and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(12) of Post-Effective Amendment No. 105.
	(13)	Amended and Restated Management Contract, dated November 1, 2023, between Fidelity Dividend ETF for Rising Rates and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(13) of Post-Effective Amendment No. 113.
	(14)	Management Contract, dated July 21, 2021, between Fidelity Electric Vehicles and Future Transportation ETF and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(7) of Post-Effective Amendment No. 89.
	(15)	Amended and Restated Management Contract, dated November 1, 2023, between Fidelity Emerging Markets Multifactor ETF and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(51) of Post-Effective Amendment No. 113.

(16)	Management Contract, dated June 3, 2024, between Fidelity Enhanced Emerging Markets ETF and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(15) of Post-Effective Amendment No. 132.
(17)	Amended and Restated Management Contract, dated October 1, 2024, between Fidelity Enhanced High Yield ETF and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(16) of Post-Effective Amendment No. 128.
(18)	Management Contract, dated June 14, 2023, between Fidelity Enhanced International ETF and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(15) of Post-Effective Amendment No. 109.
(19)	Management Contract, dated June 14, 2023, between Fidelity Enhanced Large Cap Core ETF and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(16) of Post-Effective Amendment No. 109.
(20)	Management Contract, dated June 14, 2023, between Fidelity Enhanced Large Cap Growth ETF and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(17) of Post-Effective Amendment No. 109.
(21)	Management Contract, dated June 14,2023, between Fidelity Enhanced Large Cap Value ETF and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(18) of Post-Effective Amendment No. 109.
(22)	Management Contract, dated June 14, 2023, between Fidelity Enhanced Mid Cap ETF and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(19) of Post-Effective Amendment No. 109.
(23)	Management Contract, dated June 14,2023, between Fidelity Enhanced Small Cap ETF and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(20) of Post-Effective Amendment No. 109.
(24)	Management Contract, dated June 3, 2024, between Fidelity Enhanced U.S. All-Cap Equity ETF and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(23) of Post-Effective Amendment No. 132.
(25)	Management Contract, dated June 3, 2024, between Fidelity Fundamental Developed International ETF and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(24) of Post-Effective Amendment No. 132.
(26)	Management Contract, dated June 3, 2024, between Fidelity Fundamental Emerging Markets ETF and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(25) of Post-Effective Amendment No. 132.
(27)	Management Contract, dated June 3, 2024, between Fidelity Fundamental Global ex-U.S. ETF and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(26) of Post-Effective Amendment No. 132.
(28)	Amended and Restated Management Contract, dated February 26, 2024, between Fidelity Fundamental Large Cap Core ETF and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(42) of Post-Effective Amendment No. 117.
(29)	Amended and Restated Management Contract, dated February 26, 2024, between Fidelity Fundamental Large Cap Growth ETF and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(22) of Post-Effective Amendment No. 117.
(30)	Management Contract, dated November 15,2023, between Fidelity Fundamental Large Cap Value ETF and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(21) of Post-Effective Amendment No. 116.
(31)	Amended and Restated Management Contract, dated February 26, 2024, between Fidelity Fundamental Small-Mid Cap ETF and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(47) of Post-Effective Amendment No. 117.

(32)	Amended and Restated Management Contract, dated November 1, 2023, between Fidelity High Dividend ETF and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(23) of Post-Effective Amendment No. 113.
(33)	Amended and Restated Management Contract, dated November 1, 2023, between Fidelity International High Dividend ETF and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(25) of Post-Effective Amendment No. 113.
(34)	Amended and Restated Management Contract, dated November 1, 2023, between Fidelity International Multifactor ETF and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(52) of Post Effective Amendment No. 113.
(35)	Amended and Restated Management Contract, dated November 1, 2023, between Fidelity International Value Factor ETF and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(26) of Post-Effective Amendment No. 113.
(36)	Amended and Restated Management Contract, dated November 1, 2023, between Fidelity Low Volatility Factor ETF and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(27) of Post-Effective Amendment No. 113.
(37)	Amended and Restated Management Contract, dated June 1, 2025, between Fidelity Magellan ETF and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(33) of Post-Effective Amendment No. 136.
(38)	Management Contract, dated January 19, 2022, between Fidelity Metaverse ETF and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(16) of Post-Effective Amendment No. 98.
(39)	Amended and Restated Management Contract, dated November 1, 2023, between Fidelity Momentum Factor ETF and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(30) of Post-Effective Amendment No. 113.
(40)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity MSCI Communication Services Index ETF and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(17) of Post-Effective Amendment No. 59.
(41)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity MSCI Consumer Discretionary Index ETF and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(8) of Post-Effective Amendment No. 59.
(42)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity MSCI Consumer Staples Index ETF and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(9) of Post-Effective Amendment No. 59.
(43)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity MSCI Energy Index ETF and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(10) of Post-Effective Amendment No. 59.
(44)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity MSCI Financials Index ETF and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(11) of Post-Effective Amendment No. 59.
(45)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity MSCI Health Care Index ETF and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(12) of Post-Effective Amendment No. 59.
(46)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity MSCI Industrials Index ETF and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(13) of Post-Effective Amendment No. 59.

(47)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity MSCI Information Technology Index ETF and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(14) of Post-Effective Amendment No. 59.
(48)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity MSCI Materials Index ETF and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(15) of Post-Effective Amendment No. 59.
(49)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity MSCI Real Estate Index ETF and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(16) of Post-Effective Amendment No. 59.
(50)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity MSCI Utilities Index ETF and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(18) of Post-Effective Amendment No. 59.
(51)	Management Contract, dated May 19, 2021, between Fidelity Preferred Securities & Income ETF and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(24) of Post-Effective Amendment No. 86.
(52)	Amended and Restated Management Contract, dated November 1, 2023, between Fidelity Quality Factor ETF and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(44) of Post-Effective Amendment No. 113.
(53)	Amended and Restated Management Contract, dated June 1, 2025, between Fidelity Real Estate Investment ETF and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(50) of Post-Effective Amendment No. 136.
(54)	Amended and Restated Management Contract, dated November 1, 2023, between Fidelity Small-Mid Multifactor ETF and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(46) of Post-Effective Amendment No. 113.
(55)	Amended and Restated Management Contract, dated November 1, 2023, between Fidelity Stocks for Inflation ETF and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(48) of Post-Effective Amendment No. 113.
(56)	Management Contract, dated January 19, 2022, between Fidelity Sustainable High Yield ETF and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(37) of Post-Effective Amendment No. 95.
(57)	Amended and Restated Management Contract, dated November 1, 2023, between Fidelity U.S. Multifactor ETF and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(53) of Post-Effective Amendment No. 113.
(58)	Amended and Restated Management Contract, dated November 1, 2023, between Fidelity Value Factor ETF and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(54) of Post-Effective Amendment No. 113.
(59)	Amended and Restated Sub-Advisory Agreement, dated March 1, 2024, between Fidelity Management & Research Company LLC and Fidelity Management & Research (Hong Kong) Limited, on behalf of Fidelity Blue Chip Growth ETF, Fidelity Blue Chip Value ETF, Fidelity Fundamental Large Cap Core ETF, Fidelity Fundamental Large Cap Growth ETF, Fidelity Fundamental Small-Mid Cap ETF, Fidelity Magellan ETF, and Fidelity Real Estate Investment ETF is incorporated herein by reference to Exhibit (d)(9) of Fidelity Devonshire Trust’s (File No. 002-24389) Post-Effective Amendment No. 182.
(60)	Schedule A to the Amended and Restated Sub-Advisory Agreement, dated March 1, 2024, between Fidelity Management & Research Company LLC and Fidelity Management & Research (Hong Kong) Limited, on behalf of Fidelity Blue Chip Growth ETF, Fidelity Blue Chip Value ETF, Fidelity Fundamental Large Cap Core ETF, Fidelity Fundamental Large Cap Growth ETF, Fidelity Fundamental Small-Mid Cap ETF, Fidelity Magellan ETF, and Fidelity Real Estate Investment ETF is incorporated herein by reference to Exhibit (d)(10) of Fidelity Devonshire Trust’s (File No. 002-24389) Post-Effective Amendment No. 182.

(61)	Amended and Restated Sub-Advisory Agreement, dated March 1, 2024, between Fidelity Management & Research Company LLC and Fidelity Management & Research (Hong Kong) Limited, on behalf of Fidelity CLO ETF, Fidelity Disruptive Automation ETF, Fidelity Disruptive Communications ETF, Fidelity Disruptive Finance ETF, Fidelity Disruptive Medicine ETF, Fidelity Disruptive Technology ETF, Fidelity Disruptors ETF, Fidelity Fundamental Developed International ETF, Fidelity Fundamental Emerging Markets ETF, Fidelity Fundamental Global ex-U.S. ETF and Fidelity Fundamental Large Cap Value ETF is incorporated herein by reference to Exhibit (d)(25) of Fidelity Summer Street Trust’s (File No. 002-58542) Post-Effective Amendment No. 221.
(62)	Schedule A to the Amended and Restated Sub-Advisory Agreement, dated March 1, 2024, between Fidelity Management & Research Company LLC and Fidelity Management & Research (Hong Kong) Limited, on behalf of Fidelity Disruptive Automation ETF, Fidelity Disruptive Communications ETF, Fidelity Disruptive Finance ETF, Fidelity Disruptive Medicine ETF, Fidelity Disruptive Technology ETF, Fidelity Disruptors ETF, Fidelity Fundamental Developed International ETF, Fidelity Fundamental Emerging Markets ETF, Fidelity Fundamental Global ex-U.S. ETF, and Fidelity Fundamental Large Cap Value ETF, is incorporated herein by reference to Exhibit (d)(65) of Fidelity Covington Trust’s (File No. 033-60973) Post-Effective Amendment No. 138.
(63)	Schedule A to the Amended and Restated Sub-Advisory Agreement between Fidelity Management & Research Company LLC and Fidelity Management & Research (Hong Kong) Limited, on behalf of Fidelity CLO ETF is to be filed by subsequent amendment.
(64)	Amended and Restated Sub-Advisory Agreement, dated March 1, 2024, between Fidelity Management & Research Company LLC and Fidelity Management & Research (Hong Kong) Limited, on behalf of Fidelity Enhanced High Yield ETF, Fidelity Preferred Securities & Income ETF, and Fidelity Sustainable High Yield ETF is incorporated herein by reference to Exhibit (d)(60) of Post-Effective Amendment No. 119.
(65)	Schedule A to the Amended and Restated Sub-Advisory Agreement, dated March 1, 2024, between Fidelity Management & Research Company LLC and Fidelity Management & Research (Hong Kong) Limited, on behalf of Fidelity Enhanced High Yield ETF, Fidelity Preferred Securities & Income ETF, and Fidelity Sustainable High Yield ETF is incorporated herein by reference to Exhibit (d)(66) of Post-Effective Amendment No. 128.
(66)	Amended and Restated Sub-Advisory Agreement, dated March 1, 2024, between Fidelity Management & Research Company LLC and Fidelity Management & Research (Japan) Limited, on behalf of Fidelity Blue Chip Growth ETF, Fidelity Blue Chip Value ETF, Fidelity Fundamental Large Cap Core ETF , Fidelity Fundamental Large Cap Growth ETF, Fidelity Fundamental Small-Mid Cap ETF, Fidelity Magellan ETF, and Fidelity Real Estate Investment ETF is incorporated herein by reference to Exhibit (d)(15) of Fidelity Devonshire Trust’s (File No. 002-24389) Post-Effective Amendment No. 182.
(67)	Schedule A to the Amended and Restated Sub-Advisory Agreement, dated March 1, 2024, between Fidelity Management & Research Company LLC and Fidelity Management & Research (Japan) Limited, on behalf of Fidelity Blue Chip Growth ETF, Fidelity Blue Chip Value ETF, Fidelity Fundamental Large Cap Core ETF ,Fidelity Fundamental Large Cap Growth ETF, Fidelity Fundamental Small-Mid Cap ETF, Fidelity Magellan ETF, and Fidelity Real Estate Investment ETF is incorporated herein by reference to Exhibit (d)(16) of Fidelity Devonshire Trust’s (File No. 002-24389) Post-Effective Amendment No. 182.
(68)	Amended and Restated Sub-Advisory Agreement, dated March 1, 2024, between Fidelity Management & Research Company LLC and Fidelity Management & Research (Japan) Limited, on behalf of Fidelity CLO ETF, Fidelity Disruptive Automation ETF, Fidelity Disruptive Communications ETF, Fidelity Disruptive Finance ETF, Fidelity Disruptive Medicine ETF, Fidelity Disruptive Technology ETF, Fidelity Disruptors ETF, Fidelity Enhanced High Yield ETF, Fidelity Fundamental Developed International ETF, Fidelity Fundamental Emerging Markets ETF, Fidelity Fundamental Global ex-U.S. ETF ,Fidelity Fundamental Large Cap Value ETF, Fidelity Preferred Securities & Income ETF, and Fidelity Sustainable High Yield ETF is incorporated herein by reference to Exhibit (d)(31) of Fidelity Summer Street’s (File No. 002-58542) Post-Effective Amendment No. 221.
(69)	Schedule A to the Amended and Restated Sub-Advisory Agreement, dated March 1, 2024, between Fidelity Management & Research Company LLC and Fidelity Management & Research (Japan) Limited, on behalf of Fidelity Disruptive Automation ETF, Fidelity Disruptive Communications ETF, Fidelity Disruptive Finance ETF, Fidelity Disruptive Medicine ETF, Fidelity Disruptive Technology ETF, Fidelity Disruptors ETF, Fidelity Enhanced High Yield ETF, Fidelity Fundamental Developed International ETF, Fidelity Fundamental Emerging Markets ETF, Fidelity Fundamental Global ex-U.S. ETF, Fidelity Fundamental Large Cap Value ETF, Fidelity Preferred Securities & Income ETF, and Fidelity Sustainable High Yield ETF, is incorporated herein by reference to Exhibit (d)(72) of Fidelity Covington Trust’s (File No. 033-60973) Post-Effective Amendment No. 138.

(70)	Schedule A to the Amended and Restated Sub-Advisory Agreement between Fidelity Management & Research Company LLC and Fidelity Management & Research (Japan) Limited, on behalf of Fidelity CLO ETF is to be filed by subsequent amendment.
(71)	Amended and Restated Sub-Advisory Agreement, dated March 1, 2024, between Fidelity Management & Research Company LLC and FMR Investment Management (UK) Limited, on behalf of Fidelity Blue Chip Growth ETF, Fidelity Blue Chip Value ETF, Fidelity Fundamental Large Cap Core ETF, Fidelity Fundamental Large Cap Growth ETF, Fidelity Fundamental Small-Mid Cap ETF, Fidelity Magellan ETF, and Fidelity Real Estate Investment ETF is incorporated herein by reference to Exhibit (d)(21) of Fidelity Devonshire Trust’s (File No. 002-24389) Post-Effective Amendment No. 182.
(72)	Schedule A to the Amended and Restated Sub-Advisory Agreement, dated March 1, 2024, between Fidelity Management & Research Company LLC and FMR Investment Management (UK) Limited, on behalf of Fidelity Blue Chip Growth ETF, Fidelity Blue Chip Value ETF, Fidelity Fundamental Large Cap Core ETF, Fidelity Fundamental Large Cap Growth ETF, Fundamental Small-Mid Cap ETF, Fidelity Magellan ETF, and Fidelity Real Estate Investment ETF is incorporated herein by reference to Exhibit (d)(22) of Fidelity Devonshire Trust’s (File No. 002-24389) Post-Effective Amendment No. 182.
(73)	Amended and Restated Sub-Advisory Agreement, dated March 1, 2024, between Fidelity Management & Research Company LLC and FMR Investment Management (UK) Limited, on behalf of Fidelity CLO ETF, Fidelity Disruptive Automation ETF, Fidelity Disruptive Communications ETF, Fidelity Disruptive Finance ETF, Fidelity Disruptive Medicine ETF, Fidelity Disruptive Technology ETF, Fidelity Disruptors ETF, Fidelity Enhanced High Yield ETF, Fidelity Fundamental Developed International ETF, Fidelity Fundamental Emerging Markets ETF, Fidelity Fundamental Global ex-U.S. ETF, Fidelity Fundamental Large Cap Value ETF, Fidelity Preferred Securities & Income ETF, and Fidelity Sustainable High Yield ETF is incorporated herein by reference to Exhibit (d)(37) of Fidelity Summer Street Trust’s (File No. 002-58542) Post-Effective Amendment No. 221.
(74)	Schedule A to the Amended and Restated Sub-Advisory Agreement, dated March 1, 2024, between Fidelity Management & Research Company LLC and FMR Investment Management (UK) Limited, on behalf of Fidelity Disruptive Automation ETF, Fidelity Disruptive Communications ETF, Fidelity Disruptive Finance ETF, Fidelity Disruptive Medicine ETF, Fidelity Disruptive Technology ETF, Fidelity Disruptors ETF, Fidelity Enhanced High Yield ETF, Fidelity Fundamental Developed International ETF, Fidelity Fundamental Emerging Markets ETF, Fidelity Fundamental Global ex-U.S. ETF, Fidelity Fundamental Large Cap Value ETF, Fidelity Preferred Securities & Income ETF, and Fidelity Sustainable High Yield ETF, is incorporated herein by reference to Exhibit (d)(77) of Fidelity Covington Trust’s (File No. 033-60973) Post-Effective Amendment No. 138.
(75)	Schedule A to the Amended and Restated Sub-Advisory Agreement between Fidelity Management & Research Company LLC and Fidelity Management & Research (UK) Limited, on behalf of Fidelity CLO ETF is to be filed by subsequent amendment.
(76)	Second Amended and Restated Investment Sub-Advisory and ETF Services Agreement, dated January 1, 2020, among BlackRock Fund Advisors, Fidelity Management & Research Company LLC, and Fidelity Covington Trust, on behalf of Fidelity MSCI Communication Services Index ETF, Fidelity MSCI Consumer Discretionary Index ETF, Fidelity MSCI Consumer Staples Index ETF, Fidelity MSCI Energy Index ETF, Fidelity MSCI Financials Index ETF, Fidelity MSCI Health Care Index ETF, Fidelity MSCI Industrials Index ETF, Fidelity MSCI Information Technology Index ETF, Fidelity MSCI Materials Index ETF, Fidelity MSCI Real Estate Index ETF, and Fidelity MSCI Utilities Index ETF, is incorporated herein by reference to Exhibit (d)(45) of Post-Effective Amendment No. 81.
(77)	Sub-Advisory Agreement, dated July 21, 2021, between Fidelity Management & Research Company LLC, Geode Capital Management, LLC, and Fidelity Covington Trust, on behalf of Fidelity Clean Energy ETF, is incorporated herein by reference to Exhibit (d)(53) of Post-Effective Amendment No. 89.
(78)	Sub-Advisory Agreement, dated July 21, 2021, between Fidelity Management & Research Company LLC, Geode Capital Management, LLC, and Fidelity Covington Trust, on behalf of Fidelity Cloud Computing ETF, is incorporated herein by reference to Exhibit (d)(54) of Post-Effective Amendment No. 89.

	(79)	Sub-Advisory Agreement, dated January 19, 2022, between Fidelity Management & Research Company LLC, Geode Capital Management, LLC, and Fidelity Covington Trust, on behalf of Fidelity Crypto Industry and Digital Payments ETF, is incorporated herein by reference to Exhibit (d)(58) of Post-Effective Amendment No. 98.
	(80)	Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between Fidelity Management & Research Company LLC, Geode Capital Management, LLC, and Fidelity Covington Trust, on behalf of Fidelity Dividend ETF for Rising Rates, Fidelity High Dividend ETF, Fidelity Low Volatility Factor ETF, Fidelity Momentum Factor ETF, Fidelity Quality Factor ETF, and Fidelity Value Factor ETF, is incorporated herein by reference to Exhibit (d)(60) of Post-Effective Amendment No. 91.
	(81)	Sub-Advisory Agreement, dated July 21, 2021, between Fidelity Management & Research Company LLC, Geode Capital Management, LLC, and Fidelity Covington Trust, on behalf of Fidelity Electric Vehicles and Future Transportation ETF, is incorporated herein by reference to Exhibit (d)(57) of Post-Effective Amendment No. 89.
	(82)	Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between Fidelity Management & Research Company LLC, Geode Capital Management, LLC, and Fidelity Covington Trust, on behalf of Fidelity International High Dividend ETF, is incorporated herein by reference to Exhibit (d)(62) of Post-Effective Amendment No. 91.
	(83)	Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between Fidelity Management & Research Company LLC, Geode Capital Management, LLC, and Fidelity Covington Trust, on behalf of Fidelity International Value Factor ETF, is incorporated herein by reference to Exhibit (d)(63) of Post-Effective Amendment No. 91.
	(84)	Sub-Advisory Agreement, dated January 19, 2022, between Fidelity Management & Research Company LLC, Geode Capital Management, LLC, and Fidelity Covington Trust, on behalf of Fidelity Metaverse ETF, is incorporated herein by reference to Exhibit (d)(64) of Post-Effective Amendment No.98.
	(85)	Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between Fidelity Management & Research Company LLC, Geode Capital Management, LLC, and Fidelity Covington Trust, on behalf of Fidelity Small-Mid Factor ETF (currently known as Fidelity Small-Mid Multifactor ETF), is incorporated herein by reference to Exhibit (d)(64) of Post-Effective Amendment No. 91.
	(86)	Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between Fidelity Management & Research Company LLC, Geode Capital Management, LLC, and Fidelity Covington Trust, on behalf of Fidelity Stocks for Inflation ETF, is incorporated herein by reference to Exhibit (d)(65) of Post-Effective Amendment No. 91.
	(87)	Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between Fidelity Management & Research Company LLC, Geode Capital Management, LLC, and Fidelity Covington Trust, on behalf of Fidelity Targeted Emerging Markets Factor ETF (currently known as Fidelity Emerging Markets Multifactor ETF), is incorporated herein by reference to Exhibit (d)(66) of Post-Effective Amendment No. 91.
	(88)	Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between Fidelity Management & Research Company LLC, Geode Capital Management, LLC, and Fidelity Covington Trust, on behalf of Fidelity Targeted International Factor ETF (currently known as Fidelity International Multifactor ETF), is incorporated herein by reference to Exhibit (d)(67) of Post-Effective Amendment No. 91.
	(89)	Sub-Advisory Agreement, dated January 31, 2020, between Fidelity Management & Research Company LLC, Geode Capital Management, LLC, and Fidelity Covington Trust, on behalf of Fidelity U.S. Multifactor ETF, is incorporated herein by reference to Exhibit (d)(68) of Post-Effective Amendment No. 91.
(7)
	(1)	General Distribution Agreement, dated March 11, 2020, between Fidelity Covington Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Blue Chip Growth ETF is incorporated herein by reference to Exhibit (e)(1) of Post-Effective Amendment No. 67.
	(2)	General Distribution Agreement, dated March 11, 2020, between Fidelity Covington Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Blue Chip Value ETF is incorporated herein by reference to Exhibit (e)(2) of Post-Effective Amendment No. 67.

(3)	General Distribution Agreement, dated July 21, 2021, between Fidelity Covington Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Clean Energy ETF, is incorporated herein by reference to Exhibit (e)(3) of Post-Effective Amendment No. 89.
(4)	General Distribution Agreement between Fidelity Covington Trust and Fidelity Distributors Company LLC, on behalf of Fidelity CLO ETF is to be filed by subsequent amendment.
(5)	General Distribution Agreement, dated July 21, 2021, between Fidelity Covington Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Cloud Computing ETF, is incorporated herein by reference to Exhibit (e)(4) of Post-Effective Amendment No. 89.
(6)	General Distribution Agreement, dated January 19, 2022, between Fidelity Covington Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Crypto Industry and Digital Payments ETF, is incorporated herein by reference to Exhibit (e)(5) of Post-Effective Amendment No. 98.
(7)	General Distribution Agreement, dated November 16, 2022, between Fidelity Covington Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Disruptive Automation ETF, is incorporated herein by reference to Exhibit (e)(7) of Post-Effective Amendment No. 105.
(8)	General Distribution Agreement, dated November 16, 2022, between Fidelity Covington Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Disruptive Communications ETF, is incorporated herein by reference to Exhibit (e)(8) of Post-Effective Amendment No. 105.
(9)	General Distribution Agreement, dated November 16, 2022, between Fidelity Covington Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Disruptive Finance ETF, is incorporated herein by reference to Exhibit (e)(9) of Post-Effective Amendment No. 105.
(10)	General Distribution Agreement, dated November 16, 2022, between Fidelity Covington Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Disruptive Medicine ETF, is incorporated herein by reference to Exhibit (e)(10) of Post-Effective Amendment No. 105.
(11)	General Distribution Agreement, dated November 16, 2022, between Fidelity Covington Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Disruptive Technology ETF, is incorporated herein by reference to Exhibit (e)(11) of Post-Effective Amendment No. 105.
(12)	General Distribution Agreement, dated November 16, 2022, between Fidelity Covington Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Disruptors ETF, is incorporated herein by reference to Exhibit (e)(12) of Post-Effective Amendment No. 105.
(13)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Covington Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Dividend ETF for Rising Rates, is incorporated herein by reference to Exhibit (e)(2) of Post-Effective Amendment No. 59.
(14)	General Distribution Agreement, dated July 21, 2021, between Fidelity Covington Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Electric Vehicles and Future Transportation ETF, is incorporated herein by reference to Exhibit (e)(7) of Post-Effective Amendment No. 89.
(15)	General Distribution Agreement, dated June 3, 2024, between Fidelity Covington Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Enhanced Emerging Markets ETF, is incorporated herein by reference to Exhibit (e)(15) of Post-Effective Amendment No. 132.
(16)	General Distribution Agreement, dated June 14, 2023, between Fidelity Covington Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Enhanced International ETF, is incorporated herein by reference to Exhibit (e)(15) of Post-Effective Amendment No. 109.
(17)	General Distribution Agreement, dated June 14, 2023, between Fidelity Covington Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Enhanced Large Cap Core ETF, is incorporated herein by reference to Exhibit (e)(16) of Post-Effective Amendment No. 109.

(18)	General Distribution Agreement, dated June 14, 2023, between Fidelity Covington Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Enhanced Large Cap Growth ETF, is incorporated herein by reference to Exhibit (e)(17) of Post-Effective Amendment No. 109.
(19)	General Distribution Agreement, dated June 14, 2023, between Fidelity Covington Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Enhanced Large Cap Value ETF, is incorporated herein by reference to Exhibit (e)(18) of Post-Effective Amendment No. 109.
(20)	General Distribution Agreement, dated June 14, 2023, between Fidelity Covington Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Enhanced Mid Cap ETF, is incorporated herein by reference to Exhibit (e)(19) of Post-Effective Amendment No. 109.
(21)	General Distribution Agreement, dated June 14, 2023, between Fidelity Covington Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Enhanced Small Cap ETF, is incorporated herein by reference to Exhibit (e)(20) of Post-Effective Amendment No. 109.
(22)	General Distribution Agreement, dated June 3, 2024, between Fidelity Covington Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Enhanced U.S. All-Cap Equity ETF, is incorporated herein by reference to Exhibit (e)(22) of Post-Effective Amendment No. 132.
(23)	General Distribution Agreement, dated June 3, 2024, between Fidelity Covington Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Fundamental Developed International ETF, is incorporated herein by reference to Exhibit (e)(23) of Post-Effective Amendment No. 132.
(24)	General Distribution Agreement, dated June 3, 2024, between Fidelity Covington Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Fundamental Emerging Markets ETF, is incorporated herein by reference to Exhibit (e)(24) of Post-Effective Amendment No. 132.
(25)	General Distribution Agreement, dated June 3, 2024, between Fidelity Covington Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Fundamental Global ex-U.S. ETF, is incorporated herein by reference to Exhibit (e)(25) of Post-Effective Amendment No. 132.
(26)	General Distribution Agreement, dated March 11, 2020, between Fidelity Covington Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Fundamental Large Cap Core ETF (Formerly Fidelity New Millennium ETF) is incorporated herein by reference to Exhibit (e)(21) of Post-Effective Amendment No. 67.
(27)	General Distribution Agreement, dated November 18, 2020, between Fidelity Covington Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Fundamental Large Cap Growth ETF (Formerly Fidelity Growth Opportunities ETF), is incorporated herein by reference to Exhibit (e)(5) of Post-Effective Amendment No. 81.
(28)	General Distribution Agreement, dated November 15, 2023, between Fidelity Covington Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Fundamental Large Cap Value ETF, is incorporated herein by reference to Exhibit (e)(21) of Post-Effective Amendment No. 116.
(29)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Covington Trust and Fidelity Distributors Company LLC, on behalf of Fidelity High Dividend ETF, is incorporated herein by reference to Exhibit (e)(1) of Post-Effective Amendment No. 59.
(30)	Amended and Restated General Distribution, dated January 1, 2020, Agreement between Fidelity Covington and Fidelity Distributors Company LLC, on behalf of Fidelity High Yield Factor ETF (currently known as Fidelity Enhanced High Yield ETF), is incorporated herein by reference to Exhibit (e)(3) of Post-Effective Amendment No. 59.
(31)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Covington Trust and Fidelity Distributors Company LLC, on behalf of Fidelity International High Dividend ETF, is incorporated herein by reference to Exhibit (e)(4) of Post-Effective Amendment No. 59.
(32)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Covington Trust and Fidelity Distributors Company LLC, on behalf of Fidelity International Value Factor ETF, is incorporated herein by reference to Exhibit (e)(5) of Post-Effective Amendment No. 59.

(33)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Covington Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Low Volatility Factor ETF, is incorporated herein by reference to Exhibit (e)(6) of Post-Effective Amendment No. 59.
(34)	General Distribution Agreement, dated November 18, 2020, between Fidelity Covington Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Magellan ETF, is incorporated herein by reference to Exhibit (e)(10) of Post-Effective Amendment No. 81.
(35)	General Distribution Agreement, dated January 19, 2022, between Fidelity Covington Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Metaverse ETF, is incorporated herein by reference to Exhibit (e)(16) of Post-Effective Amendment No. 98.
(36)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Covington Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Momentum Factor ETF, is incorporated herein by reference to Exhibit (e)(7) of Post-Effective Amendment No. 59.
(37)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Covington Trust and Fidelity Distributors Company LLC, on behalf of Fidelity MSCI Communication Services Index ETF, is incorporated herein by reference to Exhibit (e)(17) of Post-Effective Amendment No. 59.
(38)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Covington Trust and Fidelity Distributors Company LLC, on behalf of Fidelity MSCI Consumer Discretionary Index ETF, is incorporated herein by reference to Exhibit (e)(8) of Post-Effective Amendment No. 59.
(39)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Covington Trust and Fidelity Distributors Company LLC, on behalf of Fidelity MSCI Consumer Staples Index ETF, is incorporated herein by reference to Exhibit (e)(9) of Post-Effective Amendment No. 59.
(40)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Covington Trust and Fidelity Distributors Company LLC, on behalf of Fidelity MSCI Energy Index ETF, is incorporated herein by reference to Exhibit (e)(10) of Post-Effective Amendment No. 59.
(41)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Covington Trust and Fidelity Distributors Company LLC, on behalf of Fidelity MSCI Financials Index ETF, is incorporated herein by reference to Exhibit (e)(11) of Post-Effective Amendment No. 59.
(42)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Covington Trust and Fidelity Distributors Company LLC, on behalf of Fidelity MSCI Health Care Index ETF, is incorporated herein by reference to Exhibit (e)(12) of Post-Effective Amendment No. 59.
(43)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Covington Trust and Fidelity Distributors Company LLC, on behalf of Fidelity MSCI Industrials Index ETF, is incorporated herein by reference to Exhibit (e)(13) of Post-Effective Amendment No. 59.
(44)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Covington Trust and Fidelity Distributors Company LLC, on behalf of Fidelity MSCI Information Technology Index ETF, is incorporated herein by reference to Exhibit (e)(14) of Post-Effective Amendment No. 59.
(45)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Covington Trust and Fidelity Distributors Company LLC, on behalf of Fidelity MSCI Materials Index ETF, is incorporated herein by reference to Exhibit (e)(15) of Post-Effective Amendment No. 59.
(46)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Covington Trust and Fidelity Distributors Company LLC, on behalf of Fidelity MSCI Real Estate Index ETF, is incorporated herein by reference to Exhibit (e)(16) of Post-Effective Amendment No. 59.
(47)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Covington Trust and Fidelity Distributors Company LLC, on behalf of Fidelity MSCI Utilities Index ETF, is incorporated herein by reference to Exhibit (e)(18) of Post-Effective Amendment No. 59.

	(48)	General Distribution Agreement, dated May 19, 2021, between Fidelity Covington Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Preferred Securities & Income ETF, is incorporated herein by reference to Exhibit (e)(24) of Post-Effective Amendment No. 86.
	(49)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Covington Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Quality Factor ETF, is incorporated herein by reference to Exhibit (e)(19) of Post-Effective Amendment No. 59.
	(50)	General Distribution Agreement, dated November 18, 2020, between Fidelity Covington Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Real Estate Investment ETF, is incorporated herein by reference to Exhibit (e)(25) of Post-Effective Amendment No. 81.
	(51)	General Distribution Agreement, dated November 18, 2020, between Fidelity Covington Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Small-Mid Cap Opportunities ETF (currently known as Fidelity Fundamental Small-Mid Cap ETF), is incorporated herein by reference to Exhibit (e)(27) of Post-Effective Amendment No. 81.
	(52)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Covington Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Small-Mid Factor ETF (currently known as Fidelity Small-Mid Multifactor ETF), is incorporated herein by reference to Exhibit (e)(20) of Post-Effective Amendment No. 59.
	(53)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Covington Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Stocks for Inflation ETF, is incorporated herein by reference to Exhibit (e)(21) of Post-Effective Amendment No. 59.
	(54)	General Distribution Agreement, dated October 20, 2021, between Fidelity Covington Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Sustainable High Yield ETF, is incorporated herein by reference to Exhibit (e)(37) of Post-Effective Amendment No. 95.
	(55)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Covington Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Targeted Emerging Markets Factor ETF (currently known as Fidelity Emerging Markets Multifactor ETF), is incorporated herein by reference to Exhibit (e)(22) of Post-Effective Amendment No. 59.
	(56)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Covington Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Targeted International Factor ETF (currently known as Fidelity International Multifactor ETF), is incorporated herein by reference to Exhibit (e)(23) of Post-Effective Amendment No. 59.
	(57)	General Distribution Agreement, dated January 15, 2020, between Fidelity Covington Trust and Fidelity Distributors Company LLC, on behalf of Fidelity U.S. Multifactor ETF, is incorporated herein by reference to Exhibit (e)(27) of Post-Effective Amendment No. 67.
	(58)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Covington Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Value Factor ETF, is incorporated herein by reference to Exhibit (e)(25) of Post-Effective Amendment No. 59.
(8)		Amended and Restated Fee Deferral Plan of the Non-Interested Person Trustees of the Fidelity Equity and High Income Funds effective as of September 15, 1995, as amended and restated as of March 1, 2018, is incorporated herein by reference to Exhibit (f) of Fidelity Commonwealth Trust’s (File No. 002-52322) Post-Effective Amendment No. 150.

(9)
	(1)	Custodian Agreement, dated January 1, 2007, between State Street Bank and Trust Company and Fidelity Blue Chip Growth ETF, Fidelity Blue Chip Value ETF, Fidelity Clean Energy ETF, Fidelity Cloud Computing ETF, Fidelity Crypto Industry and Digital Payments ETF, Fidelity Disruptive Automation ETF, Fidelity Disruptive Communications ETF, Fidelity Disruptive Finance ETF, Fidelity Disruptive Medicine ETF, Fidelity Disruptive Technology ETF, Fidelity Disruptors ETF, Fidelity Dividend ETF for Rising Rates, Fidelity Electric Vehicles and Future Transportation ETF, Fidelity Emerging Markets Multifactor ETF, Fidelity Enhanced High Yield ETF, Fidelity Enhanced International ETF, Fidelity Enhanced Large Cap Core ETF, Fidelity Enhanced Large Cap Growth ETF, Fidelity Enhanced Large Cap Value ETF, Fidelity Enhanced Mid Cap ETF, Fidelity Enhanced Small Cap ETF, Fidelity Fundamental Large Cap Core ETF, Fidelity Fundamental Large Cap Growth ETF, Fidelity Fundamental Large Cap Value ETF, Fidelity Fundamental Small-Mid Cap ETF, Fidelity High Dividend ETF, Fidelity International High Dividend ETF, Fidelity International Multifactor ETF, Fidelity International Value Factor ETF, Fidelity Low Volatility Factor ETF, Fidelity Magellan ETF, Fidelity Metaverse ETF, Fidelity Momentum Factor ETF, Fidelity MSCI Communication Services Index ETF, Fidelity MSCI Consumer Discretionary Index ETF, Fidelity MSCI Consumer Staples Index ETF, Fidelity MSCI Energy Index ETF, Fidelity MSCI Financials Index ETF, Fidelity MSCI Health Care Index ETF, Fidelity MSCI Industrials Index ETF, Fidelity MSCI Information Technology Index ETF, Fidelity MSCI Materials Index ETF, Fidelity MSCI Real Estate Index ETF, Fidelity MSCI Utilities Index ETF, Fidelity Preferred Securities & Income ETF, Fidelity Quality Factor ETF, Fidelity Real Estate Investment ETF, Fidelity Small-Mid Multifactor ETF, Fidelity Stocks for Inflation ETF, Fidelity Sustainable High Yield ETF, Fidelity U.S. Multifactor ETF, and Fidelity Value Factor ETF is incorporated herein by reference to Exhibit (g)(4) of Fidelity Advisor Series I’s (File No. 002-84776) Post-Effective Amendment No. 72.
	(2)	Custodian Agreement, dated January 1, 2007, between Brown Brothers Harriman & Company and Fidelity CLO ETF, Fidelity Enhanced Emerging Markets ETF, Fidelity Enhanced U.S. All-Cap Equity ETF, Fidelity Fundamental Developed International ETF, Fidelity Fundamental Emerging Markets ETF, and Fidelity Fundamental Global ex-U.S. ETF is incorporated herein by reference to Exhibit (g)(1) of Fidelity Advisor Series I’s (File No. 002-84776) Post-Effective Amendment No. 72.
	(3)	Amendment, dated March 20, 2024, to the Custodian Agreement, dated January 1, 2007, between State Street Bank and Trust Company and Fidelity Blue Chip Growth ETF, Fidelity Blue Chip Value ETF, Fidelity Clean Energy ETF, Fidelity Cloud Computing ETF, Fidelity Crypto Industry and Digital Payments ETF, Fidelity Disruptive Automation ETF, Fidelity Disruptive Communications ETF, Fidelity Disruptive Finance ETF, Fidelity Disruptive Medicine ETF, Fidelity Disruptive Technology ETF, Fidelity Disruptors ETF, Fidelity Dividend ETF for Rising Rates, Fidelity Electric Vehicles and Future Transportation ETF, Fidelity Emerging Markets Multifactor ETF, Fidelity Enhanced International ETF, Fidelity Enhanced Large Cap Core ETF, Fidelity Enhanced Large Cap Growth ETF, Fidelity Enhanced Large Cap Value ETF, Fidelity Enhanced Mid Cap ETF, Fidelity Enhanced Small Cap ETF, Fidelity Fundamental Large Cap Core ETF, Fidelity Fundamental Large Cap Growth ETF, Fidelity Fundamental Large Cap Value ETF, Fidelity Fundamental Small-Mid Cap ETF, Fidelity High Dividend ETF, Fidelity High Yield Factor ETF (currently known as Fidelity Enhanced High Yield ETF), Fidelity International High Dividend ETF, Fidelity International Multifactor ETF, Fidelity International Value Factor ETF, Fidelity Low Volatility Factor ETF, Fidelity Magellan ETF, Fidelity Metaverse ETF, Fidelity Momentum Factor ETF, Fidelity MSCI Communication Services Index ETF, Fidelity MSCI Consumer Discretionary Index ETF, Fidelity MSCI Consumer Staples Index ETF, Fidelity MSCI Energy Index ETF, Fidelity MSCI Financials Index ETF, Fidelity MSCI Health Care Index ETF, Fidelity MSCI Industrials Index ETF, Fidelity MSCI Information Technology Index ETF, Fidelity MSCI Materials Index ETF, Fidelity MSCI Real Estate Index ETF, Fidelity MSCI Utilities Index ETF, Fidelity Preferred Securities & Income ETF, Fidelity Quality Factor ETF, Fidelity Real Estate Investment ETF, Fidelity Small-Mid Multifactor ETF, Fidelity Stocks for Inflation ETF, Fidelity Sustainable High Yield ETF, Fidelity U.S. Multifactor ETF, and Fidelity Value Factor ETF, is incorporated herein by reference to Exhibit (g)(2) of Post-Effective Amendment No. 119.
	(4)	Transfer Agency and Service Agreement, dated October 11, 2013, between State Street Bank and Trust Company and Fidelity MSCI Consumer Discretionary Index ETF, Fidelity MSCI Consumer Staples Index ETF, Fidelity MSCI Energy Index ETF, Fidelity MSCI Financials Index ETF, Fidelity MSCI Health Care Index ETF, Fidelity MSCI Industrials Index ETF, Fidelity MSCI Information Technology Index ETF, Fidelity MSCI Materials Index ETF, Fidelity MSCI Telecommunication Services Index ETF, and Fidelity MSCI Utilities Index ETF, is incorporated herein by reference to Exhibit (g)(5) of Post-Effective Amendment No. 11.

	(5)	Amendment, dated April 4, 2024, to the Transfer Agency and Service Agreement, dated October 11, 2013, between State Street Bank and Trust Company and Fidelity Blue Chip Growth ETF, Fidelity Blue Chip Value ETF, Fidelity Clean Energy ETF, Fidelity Cloud Computing ETF, Fidelity Crypto Industry and Digital Payments ETF, Fidelity Disruptive Automation ETF, Fidelity Disruptive Communications ETF, Fidelity Disruptive Finance ETF, Fidelity Disruptive Medicine ETF, Fidelity Disruptive Technology ETF, Fidelity Disruptors ETF, Fidelity Dividend ETF for Rising Rates, Fidelity Electric Vehicles and Future Transportation ETF, Fidelity Emerging Markets Multifactor ETF, Fidelity Enhanced International ETF, Fidelity Enhanced Large Cap Core ETF, Fidelity Enhanced Large Cap Growth ETF, Fidelity Enhanced Large Cap Value ETF, Fidelity Enhanced Mid Cap ETF, Fidelity Enhanced Small Cap ETF, Fidelity Fundamental Large Cap Core ETF, Fidelity Fundamental Large Cap Growth ETF, Fidelity Fundamental Large Cap Value ETF, Fidelity Fundamental Small-Mid Cap ETF, Fidelity High Dividend ETF, Fidelity High Yield Factor ETF(currently known as Fidelity Enhanced High Yield ETF), Fidelity International High Dividend ETF, Fidelity International Multifactor ETF, Fidelity International Value Factor ETF, Fidelity Low Volatility Factor ETF, Fidelity Magellan ETF, Fidelity Metaverse ETF, Fidelity Momentum Factor ETF, Fidelity MSCI Communication Services Index ETF, Fidelity MSCI Consumer Discretionary Index ETF, Fidelity MSCI Consumer Staples Index ETF, Fidelity MSCI Energy Index ETF, Fidelity MSCI Financials Index ETF, Fidelity MSCI Health Care Index ETF, Fidelity MSCI Industrials Index ETF, Fidelity MSCI Information Technology Index ETF, Fidelity MSCI Materials Index ETF, Fidelity MSCI Real Estate Index ETF, Fidelity MSCI Utilities Index ETF, Fidelity Preferred Securities & Income ETF, Fidelity Quality Factor ETF, Fidelity Real Estate Investment ETF, Fidelity Small-Mid Multifactor ETF, Fidelity Stocks for Inflation ETF, Fidelity Sustainable High Yield ETF, Fidelity U.S. Multifactor ETF, and Fidelity Value Factor ETF, is incorporated herein by reference to Exhibit (g)(4) of Post-Effective Amendment No. 119.
	(6)	Amendment, dated March 20, 2024, to the Side Letter to the Custodian Agreement, dated October 11, 2013, between State Street Bank and Trust Company and Fidelity Blue Chip Growth ETF, Fidelity Blue Chip Value ETF, Fidelity Clean Energy ETF, Fidelity Cloud Computing ETF, Fidelity Crypto Industry and Digital Payments ETF, Fidelity Disruptive Automation ETF, Fidelity Disruptive Communications ETF, Fidelity Disruptive Finance ETF, Fidelity Disruptive Medicine ETF, Fidelity Disruptive Technology ETF, Fidelity Disruptors ETF, Fidelity Dividend ETF for Rising Rates, Fidelity Electric Vehicles and Future Transportation ETF, Fidelity Emerging Markets Multifactor ETF, Fidelity Enhanced International ETF, Fidelity Enhanced Large Cap Core ETF, Fidelity Enhanced Large Cap Growth ETF, Fidelity Enhanced Large Cap Value ETF, Fidelity Enhanced Mid Cap ETF, Fidelity Enhanced Small Cap ETF, Fidelity Fundamental Large Cap Core ETF, Fidelity Fundamental Large Cap Growth ETF, Fidelity Fundamental Large Cap Value ETF, Fidelity Fundamental Small-Mid Cap ETF, Fidelity High Dividend ETF, Fidelity High Yield Factor ETF (currently known as Fidelity Enhanced High Yield ETF), Fidelity International High Dividend ETF, Fidelity International Multifactor ETF, Fidelity International Value Factor ETF, Fidelity Low Volatility Factor ETF, Fidelity Magellan ETF, Fidelity Metaverse ETF, Fidelity Momentum Factor ETF, Fidelity MSCI Communication Services Index ETF, Fidelity MSCI Consumer Discretionary Index ETF, Fidelity MSCI Consumer Staples Index ETF, Fidelity MSCI Energy Index ETF, Fidelity MSCI Financials Index ETF, Fidelity MSCI Health Care Index ETF, Fidelity MSCI Industrials Index ETF, Fidelity MSCI Information Technology Index ETF, Fidelity MSCI Materials Index ETF, Fidelity MSCI Real Estate Index ETF, Fidelity MSCI Utilities Index ETF, Fidelity Preferred Securities & Income ETF, Fidelity Quality Factor ETF, Fidelity Real Estate Investment ETF, Fidelity Small-Mid Multifactor ETF, Fidelity Stocks for Inflation ETF, Fidelity Sustainable High Yield ETF, Fidelity U.S. Multifactor ETF, and Fidelity Value Factor ETF, is incorporated herein by reference to Exhibit (g)(6) of Post-Effective Amendment No. 119.
	(7)	Sub-Administration Agreement, effective as of October 11, 2013, between State Street Bank and Trust Company and Fidelity Service Company, Inc., is incorporated herein by reference to Exhibit (g)(7) of Post-Effective Amendment No. 11.
	(8)	Amendment, dated November 14, 2022, to the Sub-Administration Agreement, dated October 11, 2013, between State Street Bank and Trust Company and Fidelity Service Company, Inc., is incorporated herein by reference to Exhibit (g)(8) of Post-Effective Amendment No. 113.
	(9)	Transfer Agency and Service Agreement, dated October 23, 2024, between Brown Brothers Harriman & Company and Fidelity CLO ETF, Fidelity Enhanced Emerging Markets ETF, Fidelity Enhanced U.S. All-Cap Equity ETF, Fidelity Fundamental Developed International ETF, and Fidelity Fundamental Emerging Markets ETF, and Fidelity Fundamental Global ex-U.S. ETF, is incorporated herein by reference to Exhibit (g)(6) of Post-Effective Amendment No. 131.
(10)
	(1)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Blue Chip Growth ETF: Fidelity Blue Chip Growth ETF is incorporated herein by reference to Exhibit (m)(1) of Post-Effective Amendment No. 67.

(2)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Blue Chip Value ETF: Fidelity Blue Chip Value ETF is incorporated herein by reference to Exhibit (m)(2) of Post-Effective Amendment No. 67.
(3)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Clean Energy ETF is incorporated herein by reference to Exhibit (m)(3) of Post-Effective Amendment No. 89.
(4)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity CLO ETF is to be filed by subsequent amendment.
(5)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Cloud Computing ETF is incorporated herein by reference to Exhibit (m)(4) of Post-Effective Amendment No. 89.
(6)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Crypto Industry and Digital Payments ETF is incorporated herein by reference to Exhibit (m)(5) of Post-Effective Amendment No. 98.
(7)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Disruptive Automation ETF is incorporated herein by reference to Exhibit (m)(7) of Post-Effective Amendment No. 105.
(8)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Disruptive Communications ETF is incorporated herein by reference to Exhibit (m)(8) of Post-Effective Amendment No. 105.
(9)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Disruptive Finance ETF is incorporated herein by reference to Exhibit (m)(9) of Post-Effective Amendment No. 105.
(10)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Disruptive Medicine ETF is incorporated herein by reference to Exhibit (m)(10) of Post-Effective Amendment No. 105.
(11)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Disruptive Technology ETF is incorporated herein by reference to Exhibit (m)(11) of Post-Effective Amendment No. 105.
(12)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Disruptors ETF is incorporated herein by reference to Exhibit (m)(12) of Post-Effective Amendment No. 105.
(13)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Dividend ETF for Rising Rates is incorporated herein by reference to Exhibit (m)(2) of Post-Effective Amendment No. 59.
(14)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Electric Vehicles and Future Transportation ETF is incorporated herein by reference to Exhibit (m)(7) of Post-Effective Amendment No. 89.
(15)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Enhanced Emerging Markets ETF is incorporated herein by reference to Exhibit (m)(15) of Post-Effective Amendment No. 132.
(16)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Enhanced International ETF is incorporated herein by reference to Exhibit (m)(15) of Post-Effective Amendment No. 109.
(17)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Enhanced Large Cap Core ETF is incorporated herein by reference to Exhibit (m)(16) of Post-Effective Amendment No. 109.
(18)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Enhanced Large Cap Growth ETF is incorporated herein by reference to Exhibit (m)(17) of Post-Effective Amendment No. 109.
(19)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Enhanced Large Cap Value ETF is incorporated herein by reference to Exhibit (m)(18) of Post-Effective Amendment No. 109.
(20)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Enhanced Mid Cap ETF is incorporated herein by reference to Exhibit (m)(19) of Post-Effective Amendment No. 109.
(21)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Enhanced Small Cap ETF is incorporated herein by reference to Exhibit (m)(20) of Post-Effective Amendment No. 109.
(22)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Enhanced U.S. All-Cap Equity ETF is incorporated herein by reference to Exhibit (m)(22) of Post-Effective Amendment No. 132.

(23)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Fundamental Developed International ETF is incorporated herein by reference to Exhibit (m)(23) of Post-Effective Amendment No. 132.
(24)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Fundamental Emerging Markets ETF is incorporated herein by reference to Exhibit (m)(24) of Post-Effective Amendment No. 132.
(25)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Fundamental Global ex-U.S. ETF is incorporated herein by reference to Exhibit (m)(25) of Post-Effective Amendment No. 132.
(26)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Fundamental Large Cap Core ETF (Formerly Fidelity New Millennium ETF: Fidelity New Millennium ETF) is incorporated herein by reference to Exhibit (m)(21) of Post-Effective Amendment No. 67.
(27)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Fundamental Large Cap Growth ETF (Formerly Fidelity Growth Opportunities ETF) is incorporated herein by reference to Exhibit (m)(5) of Post-Effective Amendment No. 81.
(28)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Fundamental Large Cap Value ETF is incorporated herein by reference to Exhibit (m)(21) of Post-Effective Amendment No. 116.
(29)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity High Dividend ETF is incorporated herein by reference to Exhibit (m)(1) of Post-Effective Amendment No. 59.
(30)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity High Yield Factor ETF (currently known as Fidelity Enhanced High Yield ETF), is incorporated herein by reference to Exhibit (m)(3) of Post-Effective Amendment No. 59.
(31)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity International High Dividend ETF is incorporated herein by reference to Exhibit (m)(4) of Post-Effective Amendment No. 59.
(32)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity International Value Factor ETF is incorporated herein by reference to Exhibit (m)(5) of Post-Effective Amendment No. 59.
(33)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Low Volatility Factor ETF is incorporated herein by reference to Exhibit (m)(6) of Post-Effective Amendment No. 59.
(34)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Magellan ETF is incorporated herein by reference to Exhibit (m)(10) of Post-Effective Amendment No. 81.
(35)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Metaverse ETF is incorporated herein by reference to Exhibit (m)(16) of Post-Effective Amendment No. 98.
(36)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Momentum Factor ETF is incorporated herein by reference to Exhibit (m)(7) of Post-Effective Amendment No. 59.
(37)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity MSCI Communication Services Index ETF is incorporated herein by reference to Exhibit (m)(17) of Post-Effective Amendment No. 59.
(38)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity MSCI Consumer Discretionary Index ETF is incorporated herein by reference to Exhibit (m)(8) of Post-Effective Amendment No. 59.
(39)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity MSCI Consumer Staples Index ETF is incorporated herein by reference to Exhibit (m)(9) of Post-Effective Amendment No. 59.
(40)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity MSCI Energy Index ETF is incorporated herein by reference to Exhibit (m)(10) of Post-Effective Amendment No. 59.
(41)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity MSCI Financials Index ETF is incorporated herein by reference to Exhibit (m)(11) of Post-Effective Amendment No. 59.
(42)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity MSCI Health Care Index ETF is incorporated herein by reference to Exhibit (m)(12) of Post-Effective Amendment No. 59.

(43)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity MSCI Industrials Index ETF is incorporated herein by reference to Exhibit (m)(13) of Post-Effective Amendment No. 59.
(44)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity MSCI Information Technology Index ETF is incorporated herein by reference to Exhibit (m)(14) of Post-Effective Amendment No. 59.
(45)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity MSCI Materials Index ETF is incorporated herein by reference to Exhibit (m)(15) of Post-Effective Amendment No. 59.
(46)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity MSCI Real Estate Index ETF is incorporated herein by reference to Exhibit (m)(16) of Post-Effective Amendment No. 59.
(47)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity MSCI Utilities Index ETF is incorporated herein by reference to Exhibit (m)(18) of Post-Effective Amendment No. 59.
(48)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Preferred Securities & Income ETF is incorporated herein by reference to Exhibit (m)(24) of Post-Effective Amendment No. 86.
(49)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Real Estate Investment ETF is incorporated herein by reference to Exhibit (m)(24) of Post-Effective Amendment No. 81.
(50)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Quality Factor ETF is incorporated herein by reference to Exhibit (m)(19) of Post-Effective Amendment No. 59.
(51)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Small-Mid Cap Opportunities ETF (currently known as Fidelity Fundamental Small-Mid Cap ETF) is incorporated herein by reference to Exhibit (m)(26) of Post-Effective Amendment No. 81.
(52)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Small-Mid Factor ETF (currently known as Fidelity Small-Mid Multifactor ETF) is incorporated herein by reference to Exhibit (m)(20) of Post-Effective Amendment No. 59.
(53)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Stocks for Inflation ETF is incorporated herein by reference to Exhibit (m)(21) of Post-Effective Amendment No. 59.
(54)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Sustainable High Yield ETF is incorporated herein by reference to Exhibit (m)(37) of Post-Effective Amendment No. 95.
(55)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Targeted Emerging Markets Factor ETF (currently known as Fidelity Emerging Markets Multifactor ETF) is incorporated herein by reference to Exhibit (m)(22) of Post-Effective Amendment No. 59.
(56)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Targeted International Factor ETF (currently known as Fidelity International Multifactor ETF) is incorporated herein by reference to Exhibit (m)(23) of Post-Effective Amendment No. 59.
(57)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity U.S. Multifactor ETF is incorporated herein by reference to Exhibit (m)(27) of Post-Effective Amendment No. 67.
(58)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Value Factor ETF is incorporated herein by reference to Exhibit (m)(25) of Post-Effective Amendment No. 59.
(11)	Opinion and consent of counsel Dechert LLP, as to the legality of shares being registered is filed herein as Exhibit 11.
(12)	Opinion and Consent of counsel Dechert LLP, as to tax matters - To be filed by Post-Effective Amendment.
(13)	Not applicable.
(14)	Consent of PricewaterhouseCoopers LLP, dated November 19, 2025, is filed herein as Exhibit 14.
(15)	Not applicable.
(16)	Power of Attorney, dated October 1, 2025, is filed herein as Exhibit 16.
(17)	Not applicable.

Item 17. Undertakings

(1)  The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of the prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reoffering by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)  The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each Post-Effective Amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of securities at that time shall be deemed to be the initial bona fide offering of them.

(3)  The undersigned Registrant undertakes to file a post-effective amendment to this registration statement prior to the closing of the Reorganization described in this Registration Statement that contains an opinion of counsel supporting the tax matters discussed in this Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 24th day of November 2025.

Fidelity Covington Trust
By	/s/ Stacie M. Smith
Stacie M. Smith, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

(Signature)		(Title)	(Date)

/s/ Stacie M. Smith		President and Treasurer	November 24, 2025
Stacie M. Smith		(Principal Executive Officer)

/s/ Stephanie Caron		Chief Financial Officer	November 24, 2025
Stephanie Caron		(Principal Financial Officer)

/s/ Vijay C. Advani	*	Trustee	November 24, 2025
Vijay C. Advani

/s/ Thomas P. Bostick	*	Trustee	November 24, 2025
Thomas P. Bostick

/s/ Donald F. Donahue	*	Trustee	November 24, 2025
Donald F. Donahue

/s/ Bettina Doulton	*	Trustee	November 24, 2025
Bettina Doulton

/s/ Vicki L. Fuller	*	Trustee	November 24, 2025
Vicki L. Fuller

/s/ Patricia L. Kampling	*	Trustee	November 24, 2025
Patricia L. Kampling

/s/ Thomas Kennedy	*	Trustee	November 24, 2025
Thomas Kennedy

/s/ Robert A. Lawrence	*	Trustee	November 24, 2025
Robert A. Lawrence

/s/ Oscar Munoz	*	Trustee	November 24, 2025
Oscar Munoz

/s/ Karen B. Peetz	*	Trustee	November 24, 2025
Karen B. Peetz

/s/ David M. Thomas	*	Trustee	November 24, 2025
David M. Thomas

/s/ Susan Tomasky	*	Trustee	November 24, 2025
Susan Tomasky

/s/ Michael E. Wiley	*	Trustee	November 24, 2025
Michael E. Wiley

*	By:	/s/ Megan C. Johnson
Megan C. Johnson, pursuant to a power of attorney dated October 1, 2025 and filed herewith.